================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093
                                                     ---------

                                  E*TRADE Funds
--------------------------------------------------------------------------------
                 (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                          Menlo Park, California 94025
--------------------------------------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                   Dennis Webb
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
--------------------------------------------------------------------------------
                      (Name and address of agent for service)

        Registrant's telephone number, including area code: 1-650-331-6000

                    Date of fiscal year end: September 30, 2004
                                             ------------------

                    Date of reporting period: September 30, 2004
                                              ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     ANNUAL REPORT








     E*TRADE Funds
--------------------------------------------------------------------------------

     E*TRADE Money Market Fund

         Sweep Class & Premier Class

     E*TRADE Government Money Market Fund

         Sweep Class

     E*TRADE Municipal Money Market Fund

         Sweep Class & Premier Class

     E*TRADE California Municipal Money Market Fund

         Sweep Class

     E*TRADE New York Municipal Money Market Fund

         Sweep Class












September 30, 2004

Table of Contents for Annual Report

       AR-1   Letter to Shareholders

       AR-3   About Your Fund's Fees and Expenses

       AR-5   Schedule of Investments

                  E*TRADE Money Market Fund

                  E*TRADE Government Money Market Fund

                  E*TRADE Municipal Money Market Fund

                  E*TRADE California Municipal Money Market Fund

                  E*TRADE New York Municipal Money Market Fund

      AR-36 Statement of Assets and Liabilities

      AR-38 Statement of Operations

      AR-40 Statement of Changes in Net Assets

      AR-44 Financial Highlights

      AR-48 Notes to Financial Statements

      AR-54 Opinion

      AR-55 Trustees and Officers














If you would like to receive this report or other important documents electronically, log on to WWW.ETRADE.COM and go to Accounts, Account Records, and then Delivery Options to choose the documents you want to receive via electronic delivery.


| Annual Report

LETTER TO E*TRADE FUNDS SHAREHOLDERS

Dear Shareholder:

I'm writing to thank you for your continued investment in the E*TRADE Money Market Funds,1 (the "Funds") and to present the Annual Report for the period ended September 30, 2004.

This report contains information for the Funds' Sweep Class shares, which offer quality, conservative investment alternatives for the uninvested cash in your E*TRADE Securities brokerage account.

The report also includes the Premier Class shares of the E*TRADE Municipal Money Market Fund and E*TRADE Money Market Fund, designed for investors who have larger cash balances and want high current yields.

Of course, as an E*TRADE Money Market Funds shareholder, you also have access to a universe of powerful products and financial services at etrade.com including the Lowest Cost Stock Index Funds2 in the industry.

In our continued efforts to reduce expenses, we have bound this Annual Report (which covers both the Sweep Class and the Premier Class) with the E*TRADE Money Market Funds' updated Prospectus for the Sweep Class shares, dated November 26, 2004, and are sending these documents to shareholders in a combined self-mailer. Please note that although the Annual Report and the Sweep Class Prospectus are bound together in the self-mailer, each is a separate document and should not be viewed as part of the other document. Investors of the Premier Class shares will receive an updated Prospectus separately.

We hope you find the E*TRADE Money Market Funds a great choice for your portfolio.

Again, thank you for your investment. As always, we appreciate your business and the opportunity to serve you. If you have questions, or if there is anything we can do for you, please don't hesitate to give us a call at 1-800-786-2575.

Sincerely,

/s/ Dennis Webb
-------------------------
Dennis Webb
President, E*TRADE Funds

                                                            Annual Report | AR-1

PLEASE READ THE IMPORTANT DISCLOSURES BELOW

THIS MATERIAL IS INTENDED FOR CURRENT SHAREHOLDERS WHO HAVE RECEIVED A COPY OF THE APPROPRIATE PROSPECTUS. FOR A CURRENT PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, PLEASE VISIT ETRADEFUNDS.ETRADE.COM OR CALL 1-800-786-2575. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. While our money market funds seek to provide you with high current yields and a consistent $1.00 per-share price, it is possible to lose money by investing in a money market fund.

2 FOR IMPORTANT INFORMATION AND DETAILS ABOUT THE LOWEST COST E*TRADE INDEX FUNDS, PLEASE VISIT ETRADEFUNDS.ETRADE.COM. As commissioned by E*TRADE Asset Management, Inc. ("ETAM"), Lipper determined that the E*TRADE Index Funds had the lowest effective expenses as of November 1, 2004 by comparing them to other Pure Index Funds in the same Lipper Investment Classifications/Objective, while excluding institutional and other mutual funds requiring minimum investments of $250,000 or more and exchange-traded funds. The E*TRADE Index Funds expenses are the lowest because they are contractually limited through April 30, 2005. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.68% for the S&P 500 Stock Index Fund; 0.81% for the Russell 2000 Index Fund; and 1.19% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that the expense limits will continue beyond April 30, 2005 or will continue at specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified levels if the E*TRADE Index Funds' assets do not increase significantly by April 30, 2005. Effective September 30, 2004, ETAM will charge an Account Maintenance Fee of $2.50 per quarter for E*TRADE Index Funds' balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending.

Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C)2004 E*TRADE FINANCIAL Corp. All rights reserved.

















AR-2 | Annual Report

ABOUT YOUR FUND'S FEES AND EXPENSES

As a shareholder of the Sweep Class and Premier Class of Funds, you incur ongoing costs which include advisory fees, distribution (12b-1) fees (Sweep Class only), shareholder servicing fees, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may exist for other funds. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. The E*TRADE Money Market Funds do not have any transactional costs nor do they have a "sales load."

                                                            Annual Report | AR-3

                            BEGINNING     ENDING        ANNUALIZED    EXPENSES PAID
                             ACCOUNT      ACCOUNT     EXPENSE RATIO     DURING THE
                              VALUE        VALUE       BASED ON THE     SIX-MONTH
                            04/01/2004  09/30/2004   SIX-MONTH PERIOD    PERIOD*
MONEY MARKET FUND -
  SWEEP CLASS
    Actual                  $1,000.00    $1,003.05        1.05%           $5.26
    Hypothetical (5% return
      before expenses)      $1,000.00    $1,019.75        1.05%           $5.30

MONEY MARKET FUND -
  PREMIER CLASS
    Actual                  $1,000.00    $1,009.30        0.45%           $2.26
    Hypothetical (5% return
      before expenses)      $1,000.00    $1,022.75        0.45%           $2.28

GOVERNMENT MONEY MARKET
  FUND - SWEEP CLASS
    Actual                  $1,000.00    $1,002.31        1.05%           $5.26
    Hypothetical (5% return
      before expenses)      $1,000.00    $1,019.75        1.05%           $5.30

MUNICIPAL MONEY MARKET
  FUND - SWEEP CLASS
    Actual                  $1,000.00    $1,002.82        0.91%           $4.57
    Hypothetical (5% return
      before expenses)      $1,000.00    $1,020.44        0.91%           $4.61

MUNICIPAL MONEY MARKET
  FUND - PREMIER CLASS
    Actual                  $1,000.00    $1,007.60        0.44%           $2.20
    Hypothetical (5% return
      before expenses)      $1,000.00    $1,022.81        0.44%           $2.22

CALIFORNIA MUNICIPAL MONEY
  MARKET FUND - SWEEP CLASS
    Actual                  $1,000.00    $1,003.22        0.83%           $4.17
    Hypothetical (5% return
      before expenses)      $1,000.00    $1,020.84        0.83%           $4.21

NEW YORK MUNICIPAL MONEY
  MARKET FUND - SWEEP CLASS
    Actual                  $1,000.00    $1,002.91        0.87%           $4.33
    Hypothetical (5% return
      before expenses)      $1,000.00    $1,020.67        0.87%           $4.37

* Expenses for each Fund are calculated using the Fund's annualized expense ratio for each Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 09/30/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

AR-4 | Annual Report

Schedule of Investments
E*TRADE Money Market Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT            VALUE
                                                       -----------     -------------
VARIABLE RATE DEMAND NOTES (45.1%)(1)
--------------------------------------------
      Alabama State, Industrial Development
        Authority Revenue, Simcala, Inc.
      Project
          1.90%, 10/07/04                              $ 6,000,000     $   6,000,000
      Ashland, Virginia, Industrial
        Development Authority
          2.15%, 10/07/04                                  405,000           405,000
      Baltimore County, Maryland, Revenue,
        Oak Crest Village, Project B
          1.85%, 10/07/04                               10,325,000        10,325,000
      BD Toy LLC
        2.05%, 10/07/04                                  2,150,000         2,150,000
      Better Brands of South Georgia,
        Series 2003
          1.90%, 10/07/04                               11,600,000        11,600,000
      Beverage South
        1.90%, 10/07/04                                  6,900,000         6,900,000
      Bleachtech LLC & LDJ Seville
        1.89%, 10/07/04                                  5,200,000         5,200,000
      Byron Park
        1.90%, 10/06/04                                  3,305,000         3,305,000
      C-Mek Realty
        2.00%, 10/07/04                                  7,790,000         7,790,000
      California Statewide Community,
        Development Authority, Multi-Family
        Revenue, Oakmont Housing
          1.95%, 10/07/04                                4,300,000         4,300,000
      Cambridge - Southlake Partners L.P.
        1.90%, 10/07/04                                  8,875,000         8,875,000
      Classic City Beverage
        1.90%, 10/07/04                                 12,100,000        12,100,000
      Clayton County, Georgia, Housing
        Authority Multi-Family Housing
        Revenue, Forest Club Project B
          1.90%, 10/01/04                                1,625,000         1,625,000

(1) Variable rate securities. The rates shown are the current rates on September 30, 2004. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                            Annual Report | AR-5

                                                          FACE
                                                         AMOUNT            VALUE
                                                       -----------     -------------
      Cleveland, Ohio, Airport System
        Revenue, Series E
          1.84%, 10/06/04                              $17,805,000     $  17,805,000
      Colorado Housing & Finance Authority,
        Multi-Family, Series C1
          1.84%, 10/06/04                               10,920,000        10,920,000
      Colorado Housing & Finance Authority,
        Single Family,
          Series A1
            1.84%, 10/06/04                             16,850,000        16,850,000
          Series B1
            1.84%, 10/06/04                             10,000,000        10,000,000
          Series C2
            1.84%, 10/06/04                             30,000,000        30,000,000
      Columbus Development Authority
        1.90%, 10/07/04                                  3,200,000         3,200,000
      Dale G. Mitchum, M.D. Medical
      Facilities
        2.10%, 10/07/04                                  2,600,000         2,600,000
      Express Oil Change LLC
        1.89%, 10/06/04                                  4,800,000         4,800,000
      FJM Properties of Willmar LLC
        1.90%, 10/07/04                                  6,230,000         6,230,000
      Franklin County, Pennsylvania,
      Industrial
        Development Authority, Loudon
        Industries, Series B
          1.99%, 10/06/04                                2,700,000         2,700,000
      Garlands of Barrington Lenders
        Series 2002D
          1.84%, 10/07/04                               13,750,000        13,750,000
        Series 2002E
          1.84%, 10/07/04                               18,900,000        18,900,000
      Georgia Municipal Gas Authority,
        Gas Revenue
          1.87%, 10/07/04                               12,570,000        12,570,000
      Georgia State, Brooks County
        Development Authority, Industrial
        Development Revenue,
        Langboard, Inc. Project
          1.84%, 10/07/04                               10,000,000        10,000,000
      Georgia State, Downtown Marietta
        Development Authority, Georgia
        Revenue, Marietta Conference
        Center Project
          Series 1996
            1.95%, 10/06/04                              4,315,000         4,315,000
          Series 1996A
            1.95%, 10/06/04                              6,500,000         6,500,000

     The accompanying notes are an integral part of these financial statements.

AR-6 | Annual Report

                                                          FACE
                                                         AMOUNT            VALUE
                                                       -----------     -------------
      Henry County, Georgia, Development
        Authority Revenue
          1.90%, 10/07/04                              $26,000,000     $  26,000,000
      Hillsborough County, Florida, Housing
        Finance Authority Multi-Family
        Revenue, Hunters Run Apartments,
        Series B
          1.94%, 10/06/04                                  300,000           300,000
      Illinois Health Facilities Authority
        Revenue, Loyola University Health,
        Series C
          1.84%, 10/06/04                               33,795,000        33,795,000
      J & E Land Company
        1.95%, 10/07/04                                  5,200,000         5,200,000
      John Q. Hammons Revocable Trust
        1.89%, 10/07/04                                  6,000,000         6,000,000
      Lee County, Florida, Housing Finance
        Authority, Multi-Family Housing
        Revenue, Taxable University
        Club Apartments B
          1.90%, 10/07/04                                2,180,000         2,180,000
      Louisiana State, Agricultural Finance
        Authority
          1.92%, 10/07/04                               45,000,000        45,000,000
      Macon Beverage
        1.90%, 10/07/04                                 10,250,000        10,250,000
      Maniilaq Association Alaska Revenue,
        Employee Housing Project
          1.85%, 10/07/04                                6,000,000         6,000,000
      Miami Dade County, Florida, Aviation
        Revenue, Series H1J
          2.00%, 10/01/04                               75,500,000        75,500,000
      Mississippi Business Financial Corp.,
        Mississippi Industrial Development
        Revenue
          Shuqualak Lumber
            1.90%, 10/07/04                              3,200,000         3,200,000
          Rea Brothers
            1.95%, 10/07/04                              4,930,000         4,930,000
      MOB Management One LLC
        2.14%, 10/06/04                                  1,500,000         1,500,000
      MOB Management Two LLC
        2.14%, 10/06/04                                  2,645,000         2,645,000
      MOBR-04, LLC
        2.05%, 10/07/04                                  5,600,000         5,600,000
      Mobile, Alabama, Spring Hill Medical
        Clinic Board Revenue, Spring Hill
        Medical Complex, Series A
          1.90%, 10/07/04                               11,590,000        11,590,000

     The accompanying notes are an integral part of these financial statements.

                                                            Annual Report | AR-7

                                                          FACE
                                                         AMOUNT            VALUE
                                                       -----------     -------------
      Montgomery County, Kentucky,
        Industrial Building Revenue
          1.95%, 10/07/04                               $  605,000        $  605,000
      New Jersey Economic Development
        Authority, State Pension Funding
        Revenue
          1.84%, 10/06/04                               27,000,000        27,000,000
      North Georgia Distributing Co.,
        Series 2003
          1.90%, 10/07/04                               13,900,000        13,900,000
      Northern California Power Agency
        Revenue, Hydroelectric Project B
          1.84%, 10/06/04                                4,110,000         4,110,000
      Ron Investments Ltd.
        1.90%, 10/06/04                                  6,320,000         6,320,000
      San Jose, California, Finance
        Authorization Lease Revenue,
        Hayes Mansion Phase, Series B
          1.83%, 10/06/04                                8,000,000         8,000,000
      Santa Cruz, California, Redevelopment
        Agency, Multi-Family Revenue,
        Shaffer Road, Series A
          1.90%, 10/07/04                                2,750,000         2,750,000
      St. Johns County, Florida, Industrial
        Development Authority
          1.85%, 10/06/04                                6,200,000         6,200,000
      Stice-Hill Holdings LLC
        1.95%, 10/07/04                                  8,000,000         8,000,000
      Tuscaloosa, Alabama, First Baptist
        Church
          1.94%, 10/07/04                                4,825,000         4,825,000
      Utah Telecommunication
        1.80%, 10/07/04                                  8,000,000         8,000,000
      Washington County, Florida, Sales Tax
        Revenue, Taxable, Series B
          1.85%, 10/07/04                                3,500,000         3,500,000
      Washington State, Housing Financial
        Community Multi-Family Revenue,
        Bridgewood, Project B
          1.87%, 10/07/04                                3,940,000         3,940,000
      Wellborn Forest Products
        2.10%, 10/06/04                                  1,300,000         1,300,000
      Westchester County, New York,
        Industrial Development Agency,
        Commercial Facilities Revenue,
        Fortwest II LLC
          1.94%, 10/07/04                                7,885,000         7,885,000
      Wheland Foundry
        1.95%, 10/07/04                                  2,970,000         2,970,000


     The accompanying notes are an integral part of these financial statements.

AR-8 | Annual Report

                                                          FACE
                                                         AMOUNT            VALUE
                                                       -----------     -------------
      William Morris Realty
        2.05%, 10/07/04                                $ 3,200,000     $   3,200,000
      Willow Run Foods
        1.82%, 10/07/04                                  7,576,000         7,576,000
                                                                       -------------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost: $611,486,000)                                                   611,486,000
                                                                       -------------

MUNICIPAL BONDS (0.7%)
--------------------------------------------
      New Jersey Economic Development
        Authority Revenue, Taxable Business
        Employment, Series B
          1.87%, 3/01/05
TOTAL MUNICIPAL BONDS
  (Cost: $10,011,564)                                   10,000,000        10,011,564
                                                                       -------------

CERTIFICATES OF DEPOSIT (8.5%)
----- --------------------------------------
      Bank of America N.A.
        1.40%, 10/22/04                                 30,000,000        30,000,000
      Canadian Imperial Bank of Commerce
      (NY)
        1.38%, 11/22/04                                 20,000,000        20,000,212
      Deutsche Bank AG (NY)
        1.25%, 12/29/04                                 15,000,000        14,999,997
      Royal Bank of Canada
        1.40%, 2/08/05                                  20,000,000        20,000,000
      Royal Bank of Scotland PLC
        1.41%, 4/06/05                                  30,000,000        30,000,000
                                                                       -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $115,000,209)                                                   115,000,209
                                                                       -------------
COMMERCIAL PAPER (26.8%)(2)
--------------------------------------------
      Cancara Asset Securitization LLC
        1.83%, 12/15/04                                 15,000,000        14,942,813
      Cobbler Funding LLC
        1.63%, 10/25/04                                 20,000,000        19,978,267
        1.83%, 12/10/04                                 20,800,000        20,725,987
        1.84%, 12/15/04                                 25,000,000        24,904,167
      Credit Lyonnais North America
        1.25%, 12/22/04                                 20,000,000        19,943,511
      Fountain Square Commercial Funding
        1.92%, 12/29/04                                 25,000,000        24,881,333
      Galleon Capital LLC
        1.79%, 11/04/04                                 15,000,000        14,974,642
      Georgetown Funding Co. LLC
        1.93%, 12/28/04                                 15,000,000        14,929,233
      Greyhawk Funding
        1.67%, 10/06/04                                 25,000,000        24,994,201

(2) Rate quoted represents yield-to-maturity as of purchase date.

     The accompanying notes are an integral part of these financial statements.

                                                            Annual Report | AR-9

                                                          FACE
                                                         AMOUNT            VALUE
                                                       -----------     -------------
      Lockhart Funding Corp.
        1.83%, 12/08/04                                $10,000,000     $   9,965,433
        1.91%, 1/12/05                                  10,000,000         9,945,353
      Lockhart Funding LLC
        1.71%, 11/17/04                                 10,000,000         9,977,806
      Sunbelt Funding Corp.
        1.58%, 10/04/04                                 19,035,000        19,032,494
        1.66%, 10/18/04                                 10,000,000         9,992,161
        1.76%, 11/09/04                                 10,000,000         9,980,933
      Texas Public Finance Authority
        1.10%, 11/03/04                                 15,000,000        15,000,000
      Three Crowns Funding LLC
        1.74%, 11/22/04                                 15,000,000        14,962,300
        1.80%, 12/15/04                                 20,000,000        19,925,000
      UBS Finance (Delaware) LLC
        1.77%, 11/12/04                                 49,000,000        48,898,814
      Windmill Funding Corp.
        1.61%, 10/05/04                                 15,000,000        14,997,317
                                                                       -------------
TOTAL COMMERCIAL PAPER
  (Cost: $362,951,765)                                                   362,951,765
                                                                       -------------

CORPORATE BONDS AND NOTES (4.0%)
--------------------------------------------
      Associated Bank NA(3)
        1.70%, 11/03/04                                 25,000,000        25,000,000
      Associates Corp. NA(3)
        2.05%, 12/29/04                                 19,500,000        19,500,000
      Bank of America Corp.
        7.63%, 10/01/04                                  1,550,000         1,550,000
      Oneok, Inc.
        7.75%, 3/01/05                                   4,600,000         4,721,828
      TXU Corp.
        6.38%, 10/01/04                                  2,950,000         2,950,000
                                                                       -------------
TOTAL CORPORATE BONDS AND NOTES
  (Cost: $53,721,828)                                                     53,721,828
                                                                       -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.5%)
--------------------------------------------
      Federal Home Loan Bank
        1.30%, 4/13/05                                  22,500,000        22,500,000
        1.31%, 4/22/05                                  13,000,000        13,000,000
        1.35%, 4/15/05                                  20,000,000        20,000,000
        1.66%, 5/16/05                                  15,000,000        15,000,000
      Federal Home Loan Mortgage Corporation
        1.42%, 3/01/05                                  10,000,000        10,000,000
        1.54%, 10/07/04(3)                              15,000,000        15,002,512

(3) Floating rate securities. The rates shown are the current rates on September 30, 2004.

     The accompanying notes are an integral part of these financial statements.

AR-10 | Annual Report

                                                          FACE
                                                         AMOUNT            VALUE
                                                       -----------     -------------
      Federal National Mortgage Association
        1.34%, 3/04/05                                $ 20,000,000     $  19,999,829
        1.36%, 5/03/05                                  20,000,000        19,999,450
        1.40%, 2/25/05                                  25,000,000        25,000,000
        1.50%, 2/14/05                                  22,000,000        22,000,000
      U.S. Government Guaranteed Ship
        Financing Obligations, Variable
      Rate
        Ship Financing Notes, Series 2002
          1.83%, 10/18/04                               14,725,290        14,725,290
                                                                       -------------
TOTAL U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS
  (Cost: $197,227,081)                                                   197,227,081
                                                                       -------------

SHORT-TERM INVESTMENTS (0.3%)
--------------------------------------------
      The Bank of New York Cash Reserve
TOTAL SHORT-TERM INVESTMENTS
  (Cost: $4,410,776)                                     4,410,776         4,410,776
                                                                       -------------

      TOTAL INVESTMENTS
        (Cost: $1,354,809,223)                (99.9%)                  1,354,809,223
      OTHER ASSETS LESS LIABILITIES            (0.1%)                      1,215,399
                                                                       -------------
      NET ASSETS                             (100.0%)                 $1,356,024,622
                                                                      ==============
------------------------------------------------------------------------------------

Representation of Investments
E*TRADE Money Market Fund

CLASSIFICATION                                           VALUE              %
--------------                                           -----              -

     Variable Rate Demand Notes                     $  611,486,000         45.1%
     Commercial Paper                                  362,951,765         26.8
     U.S. Government and Agency Obligations            197,227,081         14.5
     Certificates of Deposit                           115,000,209          8.5
     Corporate Bonds and Notes                          53,721,828          4.0
     Municipal Bonds                                    10,011,564          0.7
     Short-Term Investment                               4,410,776          0.3
                                                    --------------     ---------
     Total Investments                               1,354,809,223         99.9
     Other Assets Less Liabilities                       1,215,399          0.1
                                                    --------------     ---------
     Net Assets                                     $1,356,024,622        100.0%
                                                    ==============     =========








   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-11

Schedule of Investments
E*TRADE Government Money Market Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.9%)
----------------------------------------------

FLOATING RATE NOTES (61.8%)(1)
----------------------------------------------
      Export-Import Bank of the U.S.
        U.S. Government Guaranteed Floating
        Rate Notes
          Series 2000-1
            1.78%, 12/21/04                          $   2,582,258     $   2,582,258
          Series 2001-1
            1.88%, 12/15/04                              3,024,797         3,024,797
          Series 2001-2
            1.88%, 12/15/04                              3,456,911         3,456,912
          Series 2001-3
            1.88%, 12/15/04                              3,024,797         3,024,797
      Federal Farm Credit Bank
            1.155%, 10/14/04                             3,000,000         2,999,679
            1.74%, 10/01/04                             20,000,000        19,999,661
      Federal Home Loan Bank
            1.54%, 10/19/04                             15,000,000        15,001,013
            1.679%, 10/18/04                            15,000,000        14,995,512
            1.75%, 10/26/04                             10,000,000         9,998,144
            1.78%, 10/01/04                             10,000,000        10,000,353
            1.825%, 12/15/04                            25,000,000        24,998,386
      Federal Home Loan Mortgage Corp.
            1.538%, 10/07/04                            25,000,000        25,007,863
            1.59%, 11/04/04                              5,000,000         4,999,413
            1.86%, 10/07/04                              9,963,503         9,963,503
      Federal National Mortgage Association
            1.50%, 10/25/04                              5,000,000         5,000,000
            1.726%, 10/28/04                             7,000,000         7,000,000
            1.778%, 10/01/04                            25,000,000        24,997,037
            1.891%, 10/05/04                             7,500,000         7,509,152
      Overseas Private Investment Corp. (OPIC)
        U.S. Government Guaranteed
      Certificates
        of Participation, Series 1997
            1.57%, 10/02/04                                200,000           199,984
      Student Loan Marketing Association
            1.811%, 10/05/04                             5,000,000         5,000,000

(1) Floating rate securities. The rates shown are the current rates on September 30, 2004. Dates shown represent the next interest reset date.


     The accompanying notes are an integral part of these financial statements.

AR-12 | Annual Report

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
      U.S. Government Guaranteed Ship
        Financing Obligations, Variable Rate
        Ship Financing Notes, Series 2002
          1.83%, 10/15/04                            $   6,587,234     $   6,587,234
                                                                       -------------
TOTAL FLOATING RATE NOTES
  (Cost: $206,345,698)                                                   206,345,698
                                                                       -------------

FIXED RATE NOTES (23.4%)
----------------------------------------------
      Federal Farm Credit Bank
        1.125%, 3/15/05                                  3,000,000         2,996,767
        3.875%, 12/15/04                                 2,000,000         2,008,146
        6.65%, 11/02/04                                  1,000,000         1,004,755
      Federal Home Loan Bank
        1.25%, 4/01/05                                   3,000,000         2,997,984
        1.305%, 4/22/05                                  4,000,000         4,000,000
        1.40%, 4/01/05                                   3,000,000         2,999,858
        1.50%, 5/04/05                                   2,500,000         2,500,000
        1.50%, 12/07/04                                  2,000,000         2,000,000
        1.66%, 5/16/05                                   3,000,000         3,000,000
        2.00%, 11/15/04                                  8,000,000         8,003,276
        2.125%, 12/15/04                                 3,470,000         3,472,739
        3.375%, 11/15/04                                 3,760,000         3,767,820
        4.125%, 11/15/04                                 4,785,000         4,800,941
        6.135%, 12/23/04                                 3,285,000         3,321,416
        8.09%, 12/28/04                                  1,800,000         1,829,912
      Federal Home Loan Mortgage Corp.
        1.42%, 3/01/05                                   2,500,000         2,500,000
        3.25%, 11/15/04                                  9,553,000         9,569,880
        3.875%, 2/15/05                                  2,500,000         2,523,215
      Federal National Mortgage Association
        1.50%, 2/14/05                                   5,400,000         5,400,000
        1.875%, 12/15/04                                 9,547,000         9,548,353
                                                                       -------------
TOTAL FIXED RATE NOTES
  (Cost: $78,245,062)                                                     78,245,062
                                                                       -------------

DISCOUNT NOTES (14.7%)(2)
----------------------------------------------
      Federal Home Loan Bank
        1.65%, 10/01/04                                  7,300,000         7,300,000
        1.73%, 10/13/04                                  5,000,000         4,997,117
      Federal National Mortgage Association
        1.53%, 10/01/04                                  7,000,000         7,000,000
        1.59%, 10/20/04                                 15,000,000        14,987,412

(2) Rate quoted represents yield-to-maturity as of purchase date.




     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-13

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
        1.73%, 10/06/04                                $ 4,656,000      $  4,654,881
        1.73%, 10/21/04                                 10,000,000         9,990,389
                                                                       -------------
TOTAL DISCOUNT NOTES
  (Cost: $48,929,799)                                                     48,929,799
                                                                       -------------

TOTAL U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS
  (Cost: $333,520,559)                                                   333,520,559
                                                                       -------------

SHORT-TERM INVESTMENTS (0.0%)
----------------------------------------------
      The Bank of New York Cash Reserve
TOTAL SHORT-TERM INVESTMENTS
  (Cost: $83,720)                                           83,720            83,720
                                                                       -------------

    TOTAL INVESTMENTS
      (Cost: $333,604,279)                    (99.9%)                    333,604,279
      OTHER ASSETS LESS LIABILITIES            (0.1%)                        477,974
                                                                       -------------
      NET ASSETS                             (100.0%)                  $ 334,082,253
                                                                       =============

------------------------------------------------------------------------------------

Representation of Investments
E*TRADE Government Money Market Fund

CLASSIFICATION                                           VALUE              %
--------------                                           -----              -

     Floating Rate Notes                             $ 206,345,698         61.8%
     Fixed Rate Notes                                   78,245,062         23.4
     Discount Notes                                     48,929,799         14.7
     Short-Term Investment                                  83,720          0.0
                                                     -------------     ---------
     Total Investments                                 333,604,279         99.9
     Other Assets Less Liabilities                         477,974          0.1
                                                     -------------     ---------
     Net Assets                                      $ 334,082,253        100.0%
                                                     =============     =========














     The accompanying notes are an integral part of these financial statements.

AR-14 | Annual Report

Schedule of Investments
E*TRADE Municipal Money Market Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
VARIABLE RATE DEMAND NOTES (83.7%)(1)
----------------------------------------------
      ALABAMA                                  (0.7%)
      Montgomery, Alabama, Industrial
        Development Board Revenue, Piknik
        Products Project, AMT
          1.76%, 10/07/04                            $   4,840,000     $   4,840,000
                                                                       -------------

      CALIFORNIA                               (2.5%)
      Access to Loans for Learning Student
        Loan Corp.
         1.75%, 10/07/04                                10,200,000        10,200,000
      California Housing Finance Agency
        Revenue
         1.72%, 10/01/04                                 2,500,000         2,500,000
         1.77%, 10/01/04                                 2,400,000         2,400,000
         Series D, AMT, FSA
           1.75%, 10/06/04                               1,000,000         1,000,000
                                                                       -------------
                                                                          16,100,000
                                                                       -------------
      COLORADO                                 (1.1%)
      Denver, Colorado, City & County
        Apartment Revenue, AMT, FSA
         1.78%, 10/07/04                                 1,340,000         1,340,000
      Park Creek Metropolitan District
        Colorado Revenue
         1.79%, 10/07/04                                 5,775,000         5,775,000
                                                                       -------------
                                                                           7,115,000
                                                                       -------------
      FLORIDA                                  (5.9%)
      Beacon Tradeport Community
        Development PA-1241
         1.74%, 10/07/04                                 8,250,000         8,250,000
      Dade County, Florida, Industrial
        Development Revenue Dolphins
        Stadium Project, Series D
         1.72%, 10/06/04                                   700,000           700,000
      Gulf Breeze, Florida, Healthcare
      Facility
        Revenue, Heritage Healthcare
      Project
         1.73%, 10/07/04                                 3,470,000         3,470,000
      Miami-Dade County, Florida,
      Industrial
        Development A
         1.75%, 10/07/04                                 3,200,000         3,200,000


(1) Variable rate securities. The rates shown are the current rates on September 30, 2004. Dates shown represent the next interest reset date.

     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-15

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
      Orange County, Florida, Health
      Facilities
        Authority Revenue Adventis Health
        Systems/Sunbelt
         1.70%, 10/07/04                             $     500,000     $     500,000
         Series 171, FSA
           1.79%, 10/07/04                              10,400,000        10,400,000
      Orlando, Florida, Greater Orlando
        Aviation Authority, Apartment
      Facilities
        Revenue, Series E
         1.75%, 10/06/04                                 8,000,000         8,000,000
      Presbyterian Retirement Project
         1.75%, 10/07/04                                 2,500,000         2,500,000
      Sarasota County, Florida, Health
        Facilities Authority Revenue,
      Health
        Care Facilities, Bay Village
      Project
         1.75%, 10/07/04                                 1,300,000         1,300,000
      Spectrum Programs, Inc.
         1.75%, 10/07/04                                   400,000           400,000
                                                                       -------------
                                                                          38,720,000
                                                                       -------------
      GEORGIA                                  (2.9%)
      Canton, Georgia, Housing Authority,
        Multi-Family Revenue, Ridgewalk
        Apartment Projects, AMT
         1.77%, 10/07/04                                 7,500,000         7,500,000
      La Grange, Georgia, Development
        Authority Revenue, La Grange
      College
        Project
         1.74%, 10/07/04                                 1,500,000         1,500,000
      Roswell, Georgia, Housing Authority
        Multi-Family Revenue, Park Ridge
        Apartment
         1.76%, 10/07/04                                 8,200,000         8,200,000
      Willacoochie, Georgia, Development
        Authority Pollution Control
      Revenue,
        Langboard, Inc. Project, AMT
         1.75%, 10/07/04                                 2,000,000         2,000,000
                                                                       -------------
                                                                          19,200,000
                                                                       -------------
      HAWAII                                   (2.6%)
      Hawaii Pacific Health Supplement
        Purpose Revenue, Department of
        Budget & Finance, Series B-2,
      RADIAN
         1.82%, 10/06/04                                14,500,000        14,500,000
      Hawaii State Department Budget &
        Finance Supplement Purpose
      Revenue,
        Series 1244, XLCA
         1.78%, 10/07/04                                 2,500,000         2,500,000
                                                                       -------------
                                                                          17,000,000
                                                                       -------------

     The accompanying notes are an integral part of these financial statements.

AR-16 | Annual Report

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
      ILLINOIS                                 (4.3%)
      Elgin, Illinois, College & University
        Revenue, Judson College Project
         1.85%, 10/07/04                             $     900,000     $     900,000
      Illinois, Development Finance
      Authority,
        Waste Disposal Revenue, Waste
        Management, Inc. Project, AMT
         1.75%, 10/07/04                                 7,000,000         7,000,000
      Illinois, Educational Facilities
      Authority
        Revenue
        Augustana College
         1.74%, 10/07/04                                 3,500,000         3,500,000
        Aurora University
         1.75%, 10/06/04                                 4,000,000         4,000,000
      Roaring Fork, Municipal Products LLC
         Series 2004-1
            1.77%, 10/07/04                             12,555,000        12,555,000
                                                                       -------------
                                                                          27,955,000
                                                                       -------------
      IOWA                                     (4.5%)
      lowa Finance Authority, Single
      Family
        Revenue
         Series I, GNMA/FNMA
            1.75%, 10/07/04                             10,800,000        10,800,000
         Series L, AMT
            1.23%, 12/23/04                              6,650,000         6,650,000
      lowa Finance Authority, Wellness
      Facility
        Revenue, Marshalltown Community
         1.75%, 10/07/04                                11,910,000        11,910,000
                                                                       -------------
                                                                          29,360,000
                                                                       -------------
      KENTUCKY                                 (2.4%)
      Bardstown, Kentucky, Industrial
      Building
        Revenue, Linpac Materials Handling
         1.90%, 10/06/04                                 5,270,000         5,270,000
      Industrial Building Revenue, Republic
        Services, Inc. Project
         1.75%, 10/07/04                                 6,100,000         6,100,000
      Kentucky, Economic Development
        Finance Authority
        Health Facilities Revenue, Easter
      Seal
        Society Project
         1.85%, 10/07/04                                 2,400,000         2,400,000
      Lexington-Fayette Urban County
        Government, Kentucky, Industrial
        Development Revenue, YMCA Central
        Kentucky, Inc. Project
         1.85%, 10/06/04                                 1,800,000         1,800,000
                                                                       -------------
                                                                          15,570,000
                                                                       -------------

     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-17

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
      LOUISIANA                               (10.3%)
      Jefferson Parish, Louisiana, Home
      Mortgage Authority, Single Family
      Mortgage Revenue
         Series 03, AMT
           1.80%, 10/06/04                           $   3,725,000     $   3,725,000
         Series D, AMT, GNMA/FNMA/FHA
           1.80%, 10/06/04                               4,250,000         4,250,000
      Lake Charles Harbor and Terminal
        District, Louisiana
         1.77%, 10/07/04                                18,750,000        18,750,000
      Louisiana Public Facilities Authority
      Revenue
        Blood Center Properties, Inc. Project
         1.85%, 10/07/04                                 1,800,000         1,800,000
      Tiger Athletic Funding Project
         1.74%, 10/07/04                                15,000,000        15,000,000
         1.75%, 10/07/04                                 6,075,000         6,075,000
         1.76%, 10/07/04                                17,900,000        17,900,000
                                                                       -------------
                                                                          67,500,000
                                                                       -------------
      MASSACHUSETTS                            (2.5%)
      Massachusetts State Development
        Finance Agency Revenue, Edgewood
        Retirement, Series A
         1.78%, 10/06/04                                16,345,000        16,345,000
                                                                       -------------

      MICHIGAN                                 (3.0%)
      Garden City, Michigan, Hospital
      Finance
        Authority, Hospital Revenue, Garden
        City Hospital, Obligation A
         1.73%, 10/07/04                                   400,000           400,000
      Jackson County, Michigan, Economic
        Development Corp. Revenue, Spring
        Arbor College Project
         1.74%, 10/07/04                                   400,000           400,000
      Michigan Higher Educational Student
        Loan Authority Revenue, AMT, AMBAC
         1.75%, 10/06/04                                16,000,000        16,000,000
      Michigan State Housing Development
        Authority, Limited Obligation
      Revenue,
        Laurel Valley
         1.58%, 10/06/04                                 1,100,000         1,100,000
      Michigan State Strategic Fund,
      Limited
        Obligation Revenue, Hope Network
        Project, Series A
         1.76%, 10/07/04                                   815,000           815,000
      Oakland County, Michigan, Economic
        Development Corp., Limited
      Obligation
        Revenue, Rochester College Project
         1.80%, 10/07/04                                   800,000           800,000
                                                                       -------------
                                                                          19,515,000
                                                                       -------------

     The accompanying notes are an integral part of these financial statements.

AR-18 | Annual Report

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
      MINNESOTA                                (3.0%)
      Roaring Fork, Municipal Products LLC
         Series 2003-13, Class A
           1.84%, 10/07/04                           $  19,875,000     $  19,875,000
                                                                       -------------

      MISSISSIPPI                              (1.2%)
      Roaring Fork, Municipal Products LLC
         Series 2002-4
         1.84%, 10/07/04                                 8,030,000         8,030,000
                                                                       -------------

      MONTANA                                  (0.4%)
      Montana, Facilities Finance
      Authority
        Revenue, Mission Ridge Project
         1.72%, 10/07/04                                 2,500,000         2,500,000
                                                                       -------------

      NEVADA                                   (3.7%)
      Clark County, Nevada, Industrial
        Development Revenue, Southwest
        Gas Corp. Project B, AMT
         1.75%, 10/06/04                                12,500,000        12,500,000
      Washoe County, Nevada, Gas Facilities
        Revenue, AMT, MBIA
         1.80%, 10/06/04                                11,975,000        11,975,000
                                                                       -------------
                                                                          24,475,000
                                                                       -------------
      NEW JERSEY                               (0.2%)
      Salem County, New Jersey, Industrial
        Pollution Control Finance Authority
         1.30%, 10/01/04                                 1,000,000         1,000,000
                                                                       -------------

      NEW YORK                                 (4.1%)
      Metropolitan Transportation Authority
        New York Revenue, Series D2, FSA
         1.69%, 10/07/04                                 1,700,000         1,700,000
      Nassau County, New York, Tobacco
        Settlement Corp., PA-1208
         1.80%, 10/07/04                                 6,930,000         6,930,000
      New York City Transportation
         1.71%, 10/01/04                                 1,800,000         1,800,000
      New York State Housing Finance Agency
        Revenue, Parkledge Apartments,
      Series A
         1.72%, 10/06/04                                 6,700,000         6,700,000
      New York State Urban Development
        Corp., PA-1218
         1.74%, 10/07/04                                 7,975,000         7,975,000
      New York State, New York City
        Municipal Water Finance Authority
        Revenue, Series G, FGIC
         1.73%, 10/01/04                                 1,600,000         1,600,000
                                                                       -------------
                                                                          26,705,000
                                                                       -------------

     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-19

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
      NORTH CAROLINA                           (1.3%)
      Cleveland County, North Carolina,
        Industrial Facilities & Pollution
      Control
        Finance Authority Curtiss, Wright
      Flight
        System, AMT
         1.75%, 10/06/04                               $ 8,400,000        $8,400,000
                                                                       -------------

      OHIO                                     (1.3%)
      Athens County, Ohio, Port Authority,
        Housing Revenue, University Housing
        for Ohio, Inc. Project
         1.77%, 10/07/04                                 2,000,000         2,000,000
      Lima, Ohio, Hospital Revenue, Lima
        Memorial Hospital Project
         1.85%, 10/07/04                                 2,500,000         2,500,000
      Ohio State Higher Educational
      Facilities
        Community Revenue Series A
         1.80%, 10/07/04                                 2,100,000         2,100,000
         Series C
           1.80%, 10/07/04                                 700,000           700,000
      Stark County, Ohio, Port Authority
        Revenue, Community Action Agency
        Project
         1.85%, 10/07/04                                 1,350,000         1,350,000
                                                                       -------------
                                                                           8,650,000
                                                                       -------------
      OKLAHOMA                                 (0.8%)
      Muskogee, Oklahoma, Medical Center
        Authority Revenue
         1.75%, 10/07/04                                 5,000,000         5,000,000
                                                                       --------------

      OREGON                                   (2.7%)
      Portland, Oregon, Housing Authority
        Revenue
         1.75%, 10/07/04                                 5,250,000         5,250,000
      Roaring Fork, Municipal Products LLC
         Series 2003-12, Class A
         1.84%, 10/07/04                                 7,845,000         7,845,000
      Washington County, Oregon, Housing
        Authority, Multi-Family Revenue,
        Multi-Mode Housing, Cedar Mill
      Project
         2.00%, 10/06/04                                 4,190,000         4,190,000
                                                                       -------------
                                                                          17,285,000
                                                                       -------------
      OTHER TERRITORIES                        (3.1%)
      Koch Trust, Variable States, Series
      1,
        AMBAC
         1.94%, 10/07/04                                 5,725,169         5,725,169
      Munimae Bond Subsidiary LLC
         1.83%, 10/07/04                                14,265,000        14,265,000
                                                                       -------------
                                                                          19,990,169
                                                                       -------------

     The accompanying notes are an integral part of these financial statements.

AR-20 | Annual Report

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
      PENNSYLVANIA                             (2.3%)
      Dauphin County, Pennsylvania, General
        Authority, Education and Health,
      Loan
        Program, AMBAC
         1.74%, 10/07/04                               $ 4,840,000       $ 4,840,000
      Pennsylvania Economic Development
        Finance Authority, Exempt
      Facilities
        Revenue, Reliant Energy Seward
        Project, Series A, AMT
         1.76%, 10/06/04                                 8,500,000         8,500,000
      Pennsylvania State Public School
        Building Authority, School Revenue,
        Parkland School District, Series
      D, FGIC
         1.74%, 10/07/04                                 1,600,000         1,600,000
                                                                       -------------
                                                                          14,940,000
                                                                       -------------
      SOUTH CAROLINA                           (0.2%)
      South Carolina State Public Service
        Authority Revenue
         1.73%, 10/07/04                                 1,500,000         1,500,000
                                                                       -------------

      SOUTH DAKOTA                             (1.4%)
      Yankton, South Dakota, Industrial
        Development Revenue, Kolberg
        Pioneer Inc. Project, AMT
         1.75%, 10/06/04                                 9,200,000         9,200,000
                                                                       -------------

      TENNESSEE                                (6.0%)
      Johnson City, Tennessee, Health &
        Educational Facilities Board
      Hospital
        Revenue
         1.77%, 10/07/04                                10,000,000        10,000,000
         Series D
           1.75%, 10/06/04                              15,465,000        15,465,000
      Memphis, Tennessee, Electricity
      System
        Revenue, Series 377, MBIA
         1.28%, 12/09/04                                14,000,000        14,000,000
                                                                       -------------
                                                                          39,465,000
                                                                       -------------
      TEXAS                                    (3.4%)
      Dallas Fort Worth, Texas
      International
        Airport Revenue, Putters, Series
      385,
        AMT
         1.76%, 10/07/04                                 2,500,000         2,500,000
      Harris County, Texas, Housing
      Financial
        Corp., Multi-Family Housing
      Revenue,
        Wellington Park Apartments, AMT,
        FNMA
         1.74%, 10/07/04                                 5,500,000         5,500,000


     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-21

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
      Houston, Texas Industrial Development
        Corp., Revenue, Air Cargo,
        Aero Houston Project, AMT
         1.75%, 10/07/04                                $5,215,000        $5,215,000
      Texas Small Business Industrial
        Development Corp., Industrial
        Development
         1.73%, 10/06/04                                 9,000,000         9,000,000
                                                                       -------------
                                                                          22,215,000
                                                                       -------------
      VERMONT                                  (0.5%)
      Vermont State Student Assistance
      Corp.,
        Student Loan Revenue
         1.35%, 10/01/04                                 3,500,000         3,500,000
                                                                       -------------

      VIRGINIA                                 (1.3%)
      Ashland, Virginia, Industrial
        Development Authority
         1.65%, 10/07/04                                 4,010,000         4,010,000
      Charles City County, Virginia,
      Economic
        Development Authority, Solid Waste
        Disposal Facility Revenue, Waste
        Management Inc. Project A
         1.75%, 10/07/04                                 4,500,000         4,500,000
                                                                       -------------
                                                                           8,510,000
                                                                       -------------
      WASHINGTON                               (0.9%)
      Washington State Economic
        Development Finance Authority
         1.77%, 10/06/04                                 5,905,000         5,905,000
                                                                       -------------

      WISCONSIN                                (3.2%)
      Oak Creek, Wisconsin, Pollution
      Control
        Revenue, Wisconsin Electric Power
      Co.
         1.80%, 10/06/04                                 1,000,000         1,000,000
      Park Falls, Wisconsin, Industrial
      Development
        Revenue
         1.90%, 10/07/04                                 5,575,000         5,575,000
      Pleasant Prairie, Wisconsin,
      Pollution,
        Wisconsin Electric Power Co.
          Series A
           1.87%, 10/07/04                              11,150,000        11,150,000
          Series B
           1.87%, 10/07/04                               3,410,000         3,410,000
                                                                       -------------
                                                                          21,135,000
                                                                       -------------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost: $547,500,169)                                                   547,500,169
                                                                       -------------

     The accompanying notes are an integral part of these financial statements.

AR-22 | Annual Report

                                                          FACE
                                                         AMOUNT            VALUE
                                                     -------------     -------------
MUNICIPAL NOTES AND BONDS (15.6%)
--------------------------------------------
      ILLINOIS                                 (1.7%)
      Chicago, Illinois, General Obligation
         1.05%, 12/09/04(1)                            $11,000,000      $ 11,000,000
                                                                       -------------

      INDIANA                                  (1.8%)
      Indiana Banking Revenue, Advance
        Progress Notes, Series A
         2.00%, 1/25/05                                 12,000,000        12,033,963
                                                                       -------------

      MARYLAND                                 (4.4%)
      Montgomery County, Maryland, Housing
        Opportunity Common Single Family
        Mortgage Revenue
          Series C
           1.10%, 3/08/05                               24,845,000        24,845,000
          Series D
           1.15%, 3/08/05                                3,980,000         3,980,000
                                                                       -------------
                                                                          28,825,000
                                                                       -------------
      MICHIGAN                                 (3.0%)
      Detroit, Michigan, Sewage Disposal
        Revenue, Series A
         1.55%, 8/04/05(1)                              20,000,000        20,000,000
                                                                       -------------

      TEXAS                                    (4.7%)
      Texas State, Tax Revenue Anticipatory
        Notes
         3.00%, 8/31/05                                 30,000,000        30,388,336
                                                                       -------------

TOTAL MUNICIPAL NOTES AND BONDS
  (Cost: $102,247,299)                                                   102,247,299
                                                                       -------------

    TOTAL INVESTMENTS
      (Cost: $649,747,468)                    (99.3%)                    649,747,468
      OTHER ASSETS LESS LIABILITIES            (0.7%)                      4,367,094
                                                                       -------------
      NET ASSETS                             (100.0%)                  $ 654,114,562
                                                                       -------------

(1)  Variable rate securities. The rates shown are current rates on September
     30, 2004.

Glossary
--------
AMBAC: AMBAC Assurance Corp.
AMT: Alternative Minimum Tax (subject to)
FGIC: Financial Guaranty Insurance Co.
FHA: Federal Housing Authority
FNMA: Federal National Mortgage Association
FSA: Financial Security Assurance
GNMA: Government National Mortgage Association
MBIA: MBIA Insurance Corp.
RADIAN: Radian Asset Assurance, Inc.
XCLA: XL Capital Assurance, Inc.

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-23

Representation of Investments
E*TRADE Municipal Money Market Fund

CLASSIFICATION                                          VALUE              %
--------------                                          -----              -

     Louisiana                                       $  67,500,000         10.3%
     Texas                                              52,603,336          8.1
     Michigan                                           39,515,000          6.0
     Tennessee                                          39,465,000          6.0
     Illinois                                           38,955,000          6.0
     Florida                                            38,720,000          5.9
     Iowa                                               29,360,000          4.5
     Maryland                                           28,825,000          4.4
     New York                                           26,705,000          4.1
     Nevada                                             24,475,000          3.7
     Wisconsin                                          21,135,000          3.2
     Other Territories                                  19,990,169          3.1
     Minnesota                                          19,875,000          3.0
     Georgia                                            19,200,000          2.9
     Oregon                                             17,285,000          2.7
     Hawaii                                             17,000,000          2.6
     Massachusetts                                      16,345,000          2.5
     California                                         16,100,000          2.5
     Kentucky                                           15,570,000          2.4
     Pennsylvania                                       14,940,000          2.3
     Indiana                                            12,033,963          1.8
     South Dakota                                        9,200,000          1.4
     Ohio                                                8,650,000          1.3
     Virginia                                            8,510,000          1.3
     North Carolina                                      8,400,000          1.3
     Mississippi                                         8,030,000          1.2
     Colorado                                            7,115,000          1.1
     Washington                                          5,905,000          0.9
     Oklahoma                                            5,000,000          0.8
     Alabama                                             4,840,000          0.7
     Vermont                                             3,500,000          0.5
     Montana                                             2,500,000          0.4
     South Carolina                                      1,500,000          0.2
     New Jersey                                          1,000,000          0.2
                                                     -------------     ---------
     Total Investments                                 649,747,468         99.3
     Other Assets Less Liabilities                       4,367,094          0.7
                                                     -------------     ---------
     Net Assets                                      $ 654,114,562        100.0%
                                                     =============     =========


   The accompanying notes are an integral part of these financial statements.

AR-24 | Annual Report

Schedule of Investments
E*TRADE California Municipal Money Market Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
VARIABLE RATE DEMAND NOTES (94.6%)(1)
--------------------------------------------
      CALIFORNIA                              (93.5%)
      Alameda, Contra Costa, California,
        Schools Finance Authority,
      Certificates
        of Participation, Capital
      Improvement
        Finance Project,
          Series C
            1.73%, 10/07/04                          $   3,090,000     $   3,090,000

          Series K
            1.78%, 10/07/04                             10,240,000        10,240,000
      Berkeley, California, Revenue,
        Berkeley YMCA
          1.73%, 10/07/04                                6,300,000         6,300,000
      California Health Facilities Finance
        Authority Revenue, Catholic
        Healthcare, Series C
          1.75%, 10/06/04                               12,800,000        12,800,000
      California Housing Finance Agency
        Revenue
          1.72%, 10/01/04                                6,225,000         6,225,000
          1.77%, 10/01/04                                  500,000           500,000
        Home Manufacturing, Series U, AMT
          1.75%, 10/06/04                               12,185,000        12,185,000
          Series D, AMT
            1.75%, 10/06/04                             14,900,000        14,900,000
            1.75%, 10/06/04                              9,800,000         9,800,000
      California Pollution Control Finance
        Authority, Solid Waste Disposal
      Revenue
        Blue Line Transfer Inc., Series A,
      AMT
          1.75%, 10/06/04                                3,955,000         3,955,000
        Burrtec Waste Group, Series A, AMT
          1.95%, 10/06/04                                1,985,000         1,985,000
        New United Motor Manufacturing,
          Series A
            1.73%, 10/07/04                              2,900,000         2,900,000
        Norcal Waste System Income
      Project,
          Series A, AMT
            1.75%, 10/06/04                              8,000,000         8,000,000

(1)   Variable rate securities. The rates shown are current rate on September
      30, 2004. Dates shown represent the next interest reset date.

     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-25

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
      Placer County Eastern Sanitation,
        Series A, AMT
          1.75%, 10/06/04                            $   2,800,000     $   2,800,000
      California State Department of Water
        Resource Recovery, Power Supply
        Revenue, Series C-9
          1.70%, 10/07/04                               14,600,000        14,600,000
      California State Economic Development
        Finance Authority, Industrial
      Development
        Revenue, Scientific Specialties
      Project, AMT
          1.68%, 10/06/04                                9,000,000         9,000,000
          1.75%, 10/06/04                                1,620,000         1,620,000
      California State Economic Recovery
        1.68%, 10/06/04                                  9,000,000         9,000,000
      California State PA-607R
        1.72%, 10/07/04                                  8,120,000         8,120,000
        Series 142, FGIC
          1.17%, 10/07/04                                7,170,000         7,170,000
        Series 239Z, AMBAC
          1.74%, 10/07/04                                3,500,000         3,500,000
        Series C-3
          1.70%, 10/07/04                                5,000,000         5,000,000
      California Statewide Communities
        Development Authority Industrial
        Development Revenue, American
        Modular Systems Project, Series A,
      AMT
          1.80%, 10/07/04                                3,200,000         3,200,000
      California Statewide Communities
        Development Authority Multi-Family
        Revenue
        Aqua Vista Apartments, Series V,
      FNMA
          1.73%, 10/07/04                                8,000,000         8,000,000
        Arbor Ridge Apartments, Series X,
      FNMA
          1.72%, 10/07/04                               10,600,000        10,600,000
        IAC Project, Series W-3, AMT
          1.71%, 10/06/04                                5,600,000         5,600,000
        Ivy Hill Apartments, PJ-Series I
          1.73%, 10/07/04                               11,337,000        11,337,000
        Oakmont of Alameda, Series WW
          1.77%, 10/07/04                               12,680,000        12,680,000
        Oakmont Senior Living, Series Y
          1.73%, 10/07/04                               14,340,000        14,340,000
        Pittsburg Plaza Apartments, Series
      K
          1.72%, 10/07/04                                4,600,000         4,600,000
        Plaza Club Apartments, Project A,
        AMT, FNMA
          1.72%, 10/07/04                                4,500,000         4,500,000

     The accompanying notes are an integral part of these financial statements.

AR-26 | Annual Report

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
        Series D, AMT, FSA
          1.75%, 10/06/04                            $  25,600,000     $  25,600,000
      California Statewide Communities
        Development Authority Revenue
        Certificate of Participation,
      Series 909
          1.69%, 10/07/04                               20,875,000        20,875,000
        Series M
          1.73%, 10/06/04                               15,000,000        15,000,000
      California Statewide Communities
        Development Corp., Certificates of
        Participation, Covenant Retirement
        Communities
          1.68%, 10/07/04                                6,650,000         6,650,000
      Concord California Multi-family
      Housing
        Revenue, Maplewood & Golden Glen,
        Series A
          1.75%, 10/07/04                                3,920,000         3,920,000
      Contra Costa County, California,
        Multi-family Housing Revenue,
      Camara
        Circle Apartments, Series A, AMT
          1.75%, 10/07/04                                1,800,000         1,800,000
      Emeryville, California,
      Redevelopment
        Agency, Multi-family Housing
      Revenue,
        Baystreet Apartments, Series A, AMT
          1.72%, 10/07/04                                5,000,000         5,000,000
      Golden State Tobacco Securitization
        Corp., California Tobacco
      Settlement
        Revenue,
          Series PA 1206
            1.80%, 10/07/04                              6,875,000         6,875,000
          Series PA 1214
            1.80%, 10/07/04                              6,745,000         6,745,000
          Series PA 1236
            1.80%, 10/07/04                              3,530,000         3,530,000
          Series PA 1237
            1.80%, 10/07/04                              2,735,000         2,735,000
          Series PA 1240
            1.80%, 10/07/04                              5,460,000         5,460,000
      Hayward, California, Multi-family
        Housing Revenue, Timbers
      Apartments,
        Series A, AMT, FNMA
          1.72%, 10/07/04                                4,500,000         4,500,000
      Los Angeles, California, Community
        Redevelopment Agency, Multi-family
        Housing Revenue,  Academy Village
        Apartments, Series A, AMT, FNMA
          1.75%, 10/07/04                                9,000,000         9,000,000

     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-27

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
      Los Angeles, California, Harbor
        Department Revenue, Series 7, AMT
          1.80%, 10/06/04                            $  16,620,000     $  16,620,000
      Los Angeles, California, Multi-family
        Revenue, Watts/Athens Apartments,
        Series A, AMT
          1.73%, 10/07/04                                4,300,000         4,300,000
      Los Angeles, California, Unified School
      District
        1.69%, 10/07/04                                  8,448,500         8,448,500
      Maywood, California, Public Finance
        Authority Revenue, Maywood
        Redevelopment, Series A
          1.72%, 10/07/04                                9,135,000         9,135,000
      Milpitas, California, Multi-family
        Revenue, Crossing at Montague,
        Series A, AMT
          1.73%, 10/07/04                                4,500,000         4,500,000
      Modesto, California, Health
      Facilities
        Revenue, Series 910, MBIA
          1.69%, 10/07/04                                5,650,000         5,650,000
      Oakland, California, JT Powers
      Finance
        Authority
          1.70%, 10/07/04                                2,050,000         2,050,000
      Orange County, California, Housing
        Authority, Apartment Development
        Revenue, Oasis Martinique, Series I,
      FNMA
          1.69%, 10/07/04                               10,800,000        10,800,000
      Oxnard, California, Industrial
      Development
        Authority Development Revenue,
        Western Saw Manufacturer, AMT
          1.75%, 10/06/04                                2,550,000         2,550,000
      Sacramento County, California,
      Housing
        Authority, Multi-family Housing
      Revenue
        Chesapeake Commons, Series C,
        AMT, FNMA
          1.72%, 10/07/04                                4,500,000         4,500,000
        Lofts at Natomas Apartments,
      Series F,
        AMT, FNMA
          1.73%, 10/07/04                                6,000,000         6,000,000
      San Bernardino, California,
      Redevelopment
        Agency, Multi-family Housing Revenue,
        Silver Woods Apartments Project,
        AMT, FNMA
          1.73%, 10/07/04                                7,000,000         7,000,000

     The accompanying notes are an integral part of these financial statements.

AR-28 | Annual Report

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
      San Francisco, California, City &
      County
        Redevelopment Agency, Multi-family
        Revenue
          Series A
            1.68%, 10/06/04                          $  13,200,000     $  13,200,000
          Series D, AMT
            1.77%, 10/07/04                              2,300,000         2,300,000
      San Jose, California, Multi-family
        Housing Revenue
        Almaden Lake Village Apartments,
        Series A, AMT
          1.72%, 10/07/04                                4,100,000         4,100,000
        Cinnabar Commons, Series C, AMT
          1.75%, 10/07/04                               10,400,000        10,400,000
        Evans Lane Apartments, Series H
          1.75%, 10/06/04                                4,900,000         4,900,000
        Siena
          1.73%, 10/07/04                               12,100,000        12,100,000
      Southern California Home Finance
        Authority, Single Family Revenue,
        Series A, AMT, FNMA
          1.69%, 10/06/04                               10,000,000        10,000,000
      Triunfo, California, County
      Sanitation
        District Revenue
          1.78%, 10/06/04                                1,600,000         1,600,000
      Vallejo, California, Certificates of
        Participation
          1.76%, 10/07/04                                5,710,000         5,710,000
        Water Revenue, Series A
          1.83%, 10/06/04                                4,500,000         4,500,000
        Whittier California Revenue
          1.82%, 10/07/04                               10,000,000        10,000,000
                                                                       -------------
                                                                         506,600,500
                                                                       -------------
      PUERTO RICO                             (1.1%)
      Puerto Rico Commonwealth, Highway &
        Transportation Authority Revenue,
        Series A
          1.69%, 10/07/04                                  640,000           640,000
      Puerto Rico Municipal Finance Agency,
        Series 805, FSA
          1.69%, 10/07/04                                3,465,000         3,465,000
      Puerto Rico Public Finance Corp.,
        Series 363, AMBAC
          1.70%, 10/07/04                                1,900,000         1,900,000
                                                                       -------------
                                                                           6,005,000
                                                                       -------------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost: $512,605,500)                                                   512,605,500
                                                                       -------------

     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-29

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
MUNICIPAL NOTES AND BONDS (5.9%)
--------------------------------------------
      CALIFORNIA                               (5.9%)
      California State
        3.00%, 6/30/05                               $  26,000,000     $  26,237,640
      California Statewide Communities
        Development Authority,
      Multi-family
        Housing Revenue, Beachview Village
        Apartments, Series EE
          1.25%, 12/01/04                                5,805,000         5,805,000
                                                                       -------------
TOTAL MUNICIPAL NOTES AND BONDS
  (Cost: $32,042,640)                                                     32,042,640
                                                                       -------------

    TOTAL INVESTMENTS
      (Cost: $544,648,140)                   (100.5%)                    544,648,140
      LIABILITIES IN EXCESS OF
        OTHER ASSETS                           (0.5%)                     (2,484,222)
                                                                       -------------
      NET ASSETS                             (100.0%)                  $ 542,163,918
                                                                       =============

Glossary
--------
AMBAC: AMBAC Assurance Corporation
AMT: Alternative Minimum Tax (subject to)
FGIC: Financial Guaranty Insurance Co.
FNMA: Federal National Mortgage Association
FSA: Financial Security Association
MBIA: MBIA Insurance Corp.

------------------------------------------------------------------------------------

Representation of Investments
E*TRADE California Municipal Money Market Fund

CLASSIFICATION                                         VALUE            %

     Variable Rate Demand Notes                     $ 512,605,500       94.6%
     Municipal Notes                                   32,042,640       5.9
                                                  ----------------   ---------
     Total Investments                                544,648,140     100.5
     Liabilities in Excess of Other Assets             (2,484,222)     -0.5
                                                  ----------------   ---------
     Net Assets                                     $ 542,163,918      100.0%
                                                  ================   =========





     The accompanying notes are an integral part of these financial statements.

AR-30 | Annual Report

Schedule of Investments
E*TRADE New York Municipal Money Market Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
VARIABLE RATE DEMAND NOTES (98.6%)(1)
      NEW YORK                                (87.6%)
      Albany, New York, Industrial
        Development Agency Civic Facility
        Revenue, University Albany
      Foundation
        Student, Series A, AMBAC
          1.71%, 10/07/04                            $     600,000     $     600,000
      Albany, New York, Industrial
        Development Agency Revenue, Davies
        Office Refurbishing, AMT
          1.76%, 10/07/04                                1,000,000         1,000,000
      Forest City New Rochelle, New York,
        Revenue Certificates
          1.80%, 10/07/04                               11,600,000        11,600,000
      Hempstead, New York, Industrial
        Development Agency Revenue,
        Nassau Energy
          1.71%, 10/06/04                                5,200,000         5,200,000
      Metropolitan Transportation
      Authority
        New York Dedicated Tax, Series B
          1.69%, 10/07/04                                5,000,000         5,000,000
        New York Revenue, Series D2, FSA
          1.69%, 10/07/04                                2,500,000         2,500,000
      Monroe County, New York, Industrial
        Development Agency Civic Facility
        Revenue, YMCA of Greater Rochester
          1.75%, 10/07/04                                2,750,000         2,750,000
      Nassau County, New York, Tobacco
        Settlement Corp., PA-1208
          1.80%, 10/07/04                               10,800,000        10,800,000
      New York City Municipal Water
        Finance Authority, Series A
          1.77%, 10/05/04                                  600,000           600,000
      New York State Energy Research &
        Development Electric Facilities
        Revenue, Long Island Lighting Co.,
        Series A, AMT
          1.71%, 10/06/04                                2,200,000         2,200,000

(1) Variable rate securities. The rates shown are the current rates on September
30, 2004. Dates  shown represent the next interest reset date.

     The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-31

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
      New York State Energy Research &
        Development Pollution Control
        Revenue Annual Tender,
        New York State Electric & Gas
          1.08%, 03/15/05                            $   4,000,000     $   4,000,714
      New York State Housing Finance Agency
        Revenue
        360 West, Series A, AMT, FNMA
          1.70%, 10/06/04                                7,100,000         7,100,000
        Chelsea Apartments, Series A, AMT, FNMA
          1.75%, 10/06/04                               22,200,000        22,200,000
        East 39th Street Housing, AMT, FNMA
          1.71%, 10/06/04                                4,800,000         4,800,000
        Hospital For Special Surgery Staff,
      Series A
          1.52%, 10/06/04                                1,400,000         1,400,000
        Parkledge Apartments, Series A
          1.72%, 10/06/04                                1,400,000         1,400,000
        South Cove Plaza, Series A
          1.75%, 10/06/04                                1,410,000         1,410,000
        Tribeca, Series A, AMT, FNMA
          1.75%, 10/06/04                                7,900,000         7,900,000
        Union Square, AMT, FNMA
          1.75%, 10/06/04                                5,000,000         5,000,000
        Worth Street Housing, Series A, AMT, FNMA
          1.70%, 10/06/04                                7,500,000         7,500,000
      New York State Urban Development
      Corp.,
        PA-1218
          1.74%, 10/07/04                                2,900,000         2,900,000
      New York State, New York City
        Transitional Finance Authority
        Revenue, Future Tax Secured
          Series A
            1.70%, 10/06/04                              1,700,000         1,700,000
          Series A-1
            1.70%, 10/06/04                                100,000           100,000
      Niagara County, New York, Industrial
        Development Agency Civic
      Facilities
        Revenue NYSARC, Inc., Series A
         1.75%, 10/07/04                                 2,900,000         2,900,000
      Otsego County, New York, Industrial
        Development Agency Civic Facilities
        Revenue, Noonan Community Services
      Corp.
        Project, Series A
          1.74%, 10/07/04                                2,000,000         2,000,000

     The accompanying notes are an integral part of these financial statements.

AR-32 | Annual Report

                                                         FACE
                                                        AMOUNT             VALUE
                                                     -------------     -------------
      Roaring Fork Municipal Productions
      LLC,
        Series 2003-15, Class A(2)
          1.77%, 10/07/04                            $   8,355,000     $   8,355,000
      Schoharie County, New York, Industrial
        Development Agency Civic Facilities
        Revenue, Bassett Hospital Project,
      Series A
          1.75%, 10/07/04                                1,600,000         1,600,000
                                                                       -------------
                                                                         124,515,714
                                                                       -------------
      PUERTO RICO                             (11.0%)
      Puerto Rico Commonwealth, Highway &
        Transportation Authority Revenue,
        Series A
          1.69%, 10/07/04                                4,600,000         4,600,000
      Puerto Rico Electric Power Authority
        Power Revenue, Series 268, FSA
          1.17%, 12/02/04                                3,495,000         3,495,000
      Puerto Rico Municipal Financing
      Agency,
        Series 805, FSA
          1.69%, 10/07/04                                1,900,000         1,900,000
      Puerto Rico Public Finance Corp.,
        Series 363, AMBAC
          1.70%, 10/07/04                                5,610,000         5,610,000
                                                                       -------------
                                                                          15,605,000
                                                                       -------------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost: $140,120,714)                                                   140,120,714
                                                                       -------------

MUNICIPAL BONDS (1.4%)
--------------------------------------------
      NEW YORK                                 (1.4%)
      New York State Tunnel Authority,
        Highway & Bridge Triborough Bridge
        Fund, Series A, AMBAC
          5.25%, 04/01/05
TOTAL MUNICIPAL BONDS
  (Cost: $2,042,203)                                     2,000,000         2,042,203
                                                                       -------------

    TOTAL INVESTMENTS
      (Cost: $142,162,917)                   (100.0%)                    142,162,917
      LIABILITIES IN EXCESS OF
        OTHER ASSETS                           (0.0%)                        (11,594)
                                                                       -------------
      NET ASSETS                             (100.0%)                  $ 142,151,323
                                                                       =============

(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Glossary
--------
AMBAC: AMBAC Assurance Corporation
AMT: Alternative Minimum Tax
FNMA: Federal National Mortgage Association
FSA: Financial Security Assurance, Inc.
NYSARC: New York State Association for Retarded Children

   The accompanying notes are an integral part of these financial statements.

                                                           Annual Report | AR-33

Representation of Investments
E*TRADE New York Municipal Money Market Fund

CLASSIFICATION                                           VALUE             %
--------------                                           -----             -
     Variable Rate Demand Notes                      $ 140,120,714         98.6%
     Municipal Bonds                                     2,042,203          1.4
                                                      ---------------  ---------
     Total Investments                                 142,162,917        100.0
     Liabilities in Excess of Other Assets                 (11,594)         0.0
                                                     -------------     ---------
     Net Assets
                                                     $ 142,151,323        100.0%
                                                     =============     =========




























   The accompanying notes are an integral part of these financial statements.

AR-34 | Annual Report

                 (This page has been intentionally left blank.)

Statement of Assets and Liabilities
September 30, 2004
--------------------------------------------------------------------------------

                                                                 MONEY MARKET
                                                                     FUND
                                                                ---------------
ASSETS
Investments - at value (Cost:  $1,354,809,223, $333,604,279,
$649,747,468, $544,648,140 and $142,162,917, respectively)      $ 1,354,809,223
Cash                                                                       --
Interest receivable                                                   3,680,304
Receivable for investments sold                                            --
                                                                ---------------
    TOTAL ASSETS                                                  1,358,489,527
                                                                ---------------
LIABILITIES
Due to custodian                                                           --
Due to advisor                                                          197,381
Payable for securities purchased                                           --
Dividend payable                                                        710,379
Accrued advisory fee                                                    135,880
Accrued administration fee                                              169,850
Accrued shareholder servicing fee                                       278,946
Accrued distribution fee                                                472,319
Accrued other expense                                                   500,150
                                                                ---------------
    TOTAL LIABILITIES                                                 2,464,905
                                                                ---------------

TOTAL NET ASSETS                                                $ 1,356,024,622
                                                                ===============

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                           $    13,560,532
Paid-in Capital, in excess of par                                 1,342,492,644
Distribution in excess of net investment income                         (11,093)
Undistributed net realized gain (loss) on investments                   (17,461)
                                                                ---------------
TOTAL NET ASSETS                                                $ 1,356,024,622
                                                                ===============

NET ASSETS ATTRIBUTABLE TO SWEEP CLASS                          $ 1,262,296,901
                                                                ===============
NET ASSETS ATTRIBUTABLE TO PREMIER CLASS                        $    93,727,721
                                                                ===============

SHARES OUTSTANDING, SWEEP CLASS
   (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                        1,262,319,145
                                                                ===============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                   $          1.00
                                                                ===============

SHARES OUTSTANDING, PREMIER CLASS
   (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                           93,734,031
                                                                ===============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                   $          1.00
                                                                ===============

   The accompanying notes are an integral part of these financial statements.

AR-36 | Annual Report

----------------------------------------------------------------------------

                                           CALIFORNIA            NEW YORK
   GOVERNMENT            MUNICIPAL          MUNICIPAL           MUNICIPAL
  MONEY MARKET         MONEY MARKET        MONEY MARKET        MONEY MARKET
     FUND                  FUND               FUND                 FUND
---------------      ---------------     ---------------     ---------------


$   333,604,279      $   649,747,468     $   544,648,140     $   142,162,917
           --                   --                  --                77,151
      1,087,045            1,654,143             929,656             252,921
           --              4,160,983          24,016,511                --
---------------      ---------------     ---------------     ---------------
    334,691,324          655,562,594         569,594,307         142,492,989
---------------      ---------------     ---------------     ---------------

           --                469,164             303,697                --
         18,878                 --                  --                62,783
           --                   --            26,237,640                --
        149,035              295,085             268,669              65,801
         32,803                 --                34,854              14,163
         41,004                 --                66,809              17,704
         68,340              102,944             111,348              29,506
        123,011              212,964             178,157              47,209
        176,000              367,875             229,215             104,500
---------------      ---------------     ---------------     ---------------
        609,071            1,448,032          27,430,389             341,666
---------------      ---------------     ---------------     ---------------

$   334,082,253      $   654,114,562     $   542,163,918     $   142,151,323
===============      ===============     ===============     ===============


$     3,342,100      $     6,541,142     $     5,421,282     $     1,421,203
    330,867,948          647,573,009         536,706,965         140,699,071
             26                 --                  --                  --
       (127,821)                 411              35,671              31,049
---------------      ---------------     ---------------     ---------------
$   334,082,253      $   654,114,562     $   542,163,918     $   142,151,323
===============      ===============     ===============     ===============

$   334,082,253      $   644,228,068     $   542,163,918     $   142,151,323
===============      ===============     ===============     ===============


$          --        $     9,886,494     $          --       $          --
===============      ===============     ===============     ===============


    334,210,048          644,227,663         542,128,247         142,120,274
===============      ===============     ===============     ===============

$          1.00      $          1.00     $          1.00     $          1.00
===============      ===============     ===============     ===============


           --              9,886,488                --                  --
===============      ===============     ===============     ===============


$          --        $          1.00     $          --       $          --
===============      ===============     ===============     ===============



                                                           Annual Report | AR-37

Statement of Operations
For the year ended September 30, 2004
--------------------------------------------------------------------------------


                                                                     MONEY
                                                                  MARKET FUND
                                                                ---------------
NET INVESTMENT INCOME:
    Interest                                                    $    24,797,697
                                                                ---------------
        TOTAL INVESTMENT INCOME                                      24,797,697
                                                                ---------------

EXPENSES:
    Advisory fee                                                      2,441,150
    Administration fee                                                3,051,438
    Shareholder servicing fees - Sweep Class                          4,860,226
    Shareholder servicing fees - Premier Class                          180,406
    Distribution fee - Sweep Class                                    9,655,817
    Registration fees - Sweep Class                                     334,692
    Registration fees - Premier Class                                     8,348
    Printing - Sweep Class                                               81,018
    Printing - Premier Class                                             22,495
    Custodian                                                           305,005
    Legal services                                                      174,242
    Trustee                                                              78,688
    Audit and tax services                                               62,671
    Transfer and dividend disbursing agent                               18,365
    Insurance                                                            76,569
    Other                                                                48,970
    Fees reimbursed to advisor                                             --
                                                                ---------------
    TOTAL EXPENSES BEFORE WAIVER                                     21,400,100
Fees waived and expenses reimbursed                                    (571,214)
                                                                ---------------
    NET EXPENSES                                                     20,828,886
                                                                ---------------
NET INVESTMENT INCOME                                                 3,968,811
                                                                ---------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 (16,169)
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     3,952,642
                                                                ===============







   The accompanying notes are an integral part of these financial statements.

AR-38 | Annual Report

------------------------------------------------------------------------------

                                            CALIFORNIA            NEW YORK
  GOVERNMENT            MUNICIPAL            MUNICIPAL            MUNICIPAL
 MONEY MARKET          MONEY MARKET        MONEY MARKET         MONEY MARKET
     FUND                 FUND                 FUND                 FUND
---------------      ---------------      ---------------      ---------------

$     4,258,538      $     7,475,246      $     5,906,424      $     1,534,307
---------------      ---------------      ---------------      ---------------
      4,258,538            7,475,246            5,906,424            1,534,307
---------------      ---------------      ---------------      ---------------


        431,165              794,215              650,613              168,929
        538,957              992,769              813,266              211,161
        898,262            1,639,791            1,355,443              351,935
           --                 10,968                 --                   --
      1,616,871            2,625,448            2,168,709              563,096
         36,653              101,287               (2,560)               7,612
           --                 11,267                 --                   --
         16,358               97,069               43,834               10,475
           --                  1,310                 --                   --
         61,156              132,754               90,523               22,094
         72,157              145,939              108,898               28,127
         25,777               45,479               29,881               13,260
         23,689               39,484               27,235               18,661
         28,122               34,007               27,482               29,366
         14,798               27,161               12,338                3,097
        (45,825)              40,310              (49,511)             (83,768)
         61,622                 --                   --                   --
---------------      ---------------      ---------------      ---------------
      3,779,762            6,739,258            5,276,151            1,344,045
           --               (548,982)            (670,869)             (79,028)
---------------      ---------------      ---------------      ---------------
      3,779,762            6,190,276            4,605,282            1,265,017
---------------      ---------------      ---------------      ---------------
        478,776            1,284,970            1,301,142              269,290
---------------      ---------------      ---------------      ---------------

       (127,821)                 411               35,671               31,049
---------------      ---------------      ---------------      ---------------
$       350,955      $     1,285,381      $     1,336,813      $       300,339
===============      ===============      ===============      ===============











                                                           Annual Report | AR-39

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   MONEY
                                                                MARKET FUND
                                                      -----------------------------------
                                                                          FOR THE PERIOD
                                                      FOR THE YEAR           OCTOBER 7,
                                                          ENDED            2002* THROUGH
                                                      SEPTEMBER 30,        SEPTEMBER 30,
                                                          2004                  2003
                                                     ---------------      ---------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                $     3,968,811      $    18,381,876
Net realized gain (loss) on sale of investments              (16,169)              (1,292)
                                                     ---------------      ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              3,952,642           18,380,584
                                                     ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment
   income - Sweep Class                                   (3,231,861)         (18,381,876)
Distributions from net investment
   income - Premier Class                                   (748,043)                --
                                                     ---------------      ---------------
Total Distributions                                       (3,979,904)         (18,381,876)
                                                     ---------------      ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sale of shares - Sweep Class         1,276,974,062        9,120,438,782
Net proceeds from sale of shares - Premier Class         198,039,317                 --
Value of shares issued in reinvestment of
dividends and distributions - Sweep Class                  2,618,768           18,381,292
Value of shares issued in reinvestment of
dividends
   and distributions - Premier Class                         552,948                 --
Cost of shares redeemed - Sweep Class                 (3,332,173,473)      (5,823,920,286)
Cost of shares redeemed - Premier Class                 (104,858,234)                --
                                                     ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST                                           (1,958,846,612)       3,314,899,788
                                                     ---------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS                 (1,958,873,874)       3,314,898,496
NET ASSETS:
BEGINNING OF PERIOD                                    3,314,898,496                 --
                                                     ---------------      ---------------
END OF PERIOD**                                      $ 1,356,024,622      $ 3,314,898,496
                                                     ===============      ===============

SHARE TRANSACTIONS:
Number of shares sold - Sweep Class                    1,276,974,062        9,120,438,198
Number of shares sold - Premier Class                    198,039,317                 --
Number of shares reinvested - Sweep Class                  2,618,768           18,381,876
Number of shares reinvested - Premier Class                  552,948                 --
Number of shares redeemed - Sweep Class               (3,332,173,473)      (5,823,920,286)
Number of shares redeemed - Premier Class               (104,858,234)                --
                                                     ---------------      ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                        (1,958,846,612)       3,314,899,788
                                                     ===============      ===============
 * Commencement of investment operations.
 **  Includes dividends in excess of net investment
 income  as follows:                                 $       (11,093)     $          --

   The accompanying notes are an integral part of these financial statements.

AR-40 | Annual Report

--------------------------------------------------------------------------------

             GOVERNMENT                               MUNICIPAL
          MONEY MARKET FUND                       MONEY MARKET FUND
------------------------------------      ------------------------------------
                      FOR THE PERIOD                            FOR THE PERIOD
  FOR THE YEAR          OCTOBER 7,         FOR THE YEAR           OCTOBER 7,
     ENDED            2002* THROUGH            ENDED            2002* THROUGH
 SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,
      2004                 2003                 2004                 2003
---------------      ---------------      ---------------      ---------------


$       478,776      $       991,326      $     1,284,970      $     1,141,510
       (127,821)                  26                  411                 --
---------------      ---------------      ---------------      ---------------

        350,955              991,352            1,285,381            1,141,510
---------------      ---------------      ---------------      ---------------



       (478,776)            (991,326)          (1,246,069)          (1,132,412)

           --                   --                (38,901)              (9,098)
---------------      ---------------      ---------------      ---------------
       (478,776)            (991,326)          (1,284,970)          (1,141,510)
---------------      ---------------      ---------------      ---------------


    184,101,447          562,968,913          545,836,840          933,065,115
           --                   --             15,051,743            6,554,257

        329,741              991,326              958,492            1,132,412

           --                   --                 27,315                9,098
   (229,759,299)        (184,422,080)        (499,752,664)        (337,012,532)
           --                   --             (7,671,398)          (4,084,527)
---------------      ---------------      ---------------      ---------------


    (45,328,111)         379,538,159           54,450,328          599,663,823
---------------      ---------------      ---------------      ---------------


    (45,455,932)         379,538,185           54,450,739          599,663,823

    379,538,185                 --            599,663,823                 --
---------------      ---------------      ---------------      ---------------

$   334,082,253      $   379,538,185      $   654,114,562      $   599,663,823
===============      ===============      ===============      ===============


    184,101,447          562,968,907          545,836,840          933,065,113
           --                   --             15,051,743            6,554,257
        329,741              991,332              958,492            1,132,414
           --                   --                 27,315                9,098
   (229,759,299)        (184,422,080)        (499,752,664)        (337,012,532)
           --                   --             (7,671,398)          (4,084,527)
---------------      ---------------      ---------------      ---------------

    (45,328,111)         379,538,159           54,450,328          599,663,823
===============      ===============      ===============      ===============


$          --        $          --        $          --        $          --

                                                           Annual Report | AR-41

Statement of Changes in Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                                CALIFORNIA
                                                          MUNICIPAL MONEY MARKET FUND
                                                     ------------------------------------
                                                                          FOR THE PERIOD
                                                      FOR THE YEAR           OCTOBER 7,
                                                          ENDED            2002* THROUGH
                                                      SEPTEMBER 30,        SEPTEMBER 30,
                                                          2004                 2003
                                                     ---------------      ---------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                $     1,301,142      $     1,194,905
Net realized gain (loss) on sale of investments               35,671                 --
                                                     ---------------      ---------------
NET INCREASE IN NET ASSETS RESULTING FROM                  1,336,813            1,194,905
   OPERATIONS
                                                     ---------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment
   income - Sweep Class                                   (1,301,142)          (1,194,905)
Distributions from net investment
   income - Premier Class                                       --                   --
                                                     ---------------      ---------------
Total Distributions                                       (1,301,142)          (1,194,905)
                                                     ---------------      ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sale of shares - Sweep Class           414,946,432          919,205,452
Net proceeds from sale of shares - Premier Class                --                   --
Value of shares issued in reinvestment of
dividends and distributions - Sweep Class                  1,032,487            1,194,905
Value of shares issued in reinvestment of
dividends                                                       --                   --
   and distributions - Premier Class
Cost of shares redeemed - Sweep Class                   (392,206,016)        (402,045,013)
Cost of shares redeemed - Premier Class                         --                   --
                                                     ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST                                               23,772,903          518,355,344
                                                     ---------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS                     23,808,574          518,355,344
NET ASSETS:
BEGINNING OF PERIOD                                      518,355,344                 --
                                                     ---------------      ---------------
END OF PERIOD**                                      $   542,163,918      $   518,355,344
                                                     ===============      ===============

SHARE TRANSACTIONS:
Number of shares sold - Sweep Class                      414,946,432          919,205,452
Number of shares sold - Premier Class                           --                   --
Number of shares reinvested - Sweep Class                  1,032,487            1,194,905
Number of shares reinvested - Premier Class                     --                   --
Number of shares redeemed - Sweep Class                 (392,206,016)        (402,045,013)
Number of shares redeemed - Premier Class                       --                   --
                                                     ---------------      ---------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                            23,772,903          518,355,344
                                                     ===============      ===============
 * Commencement of investment operations.
 **  Includes dividends in excess of net investment
 income as follows:                                  $          --        $          --

   The accompanying notes are an integral part of these financial statements.

AR-42 | Annual Report

------------------------------------

                 NEW YORK
        MUNICIPAL MONEY MARKET FUND
------------------------------------
                     FOR THE PERIOD
 FOR THE YEAR           OCTOBER 7,
     ENDED            2002* THROUGH
 SEPTEMBER 30,        SEPTEMBER 30,
     2004                 2003
---------------      ---------------



$       269,290      $       276,600
         31,049                 --
---------------      ---------------
        276,600
        300,339
---------------      ---------------


       (269,290)            (276,600)

           --                   --
---------------      ---------------
       (269,290)            (276,600)
---------------      ---------------


    149,391,796          236,290,886
           --                   --

        203,489              276,600
---------------      ---------------

   (139,930,412)        (104,112,085)
           --                   --
---------------      ---------------


      9,664,873          132,455,401
---------------      ---------------

      9,695,922          132,455,401

    132,455,401                 --
---------------      ---------------
$   142,151,323      $   132,455,401
===============      ===============


    149,391,796          236,290,888
           --                   --
        203,489              276,598
           --                   --
   (139,930,412)        (104,112,085)
           --                   --
---------------      ---------------

      9,664,873          132,455,401
===============      ===============


$          --        $          --


                                                           Annual Report | AR-43

Financial Highlights
--------------------------------------------------------------------------------

                                                                                         MONEY
                                                                                      MARKET FUND -
                                                      MONEY                             PREMIER
                                            MARKET FUND - SWEEP CLASS                   CLASS(6)
                                      -------------------------------------          ---------------
                                       FOR THE PERIOD       FOR THE PERIOD
                                       FOR THE YEAR            OCTOBER 7,              NOVEMBER 9,
                                          ENDED             2002(1) THROUGH           2003 THROUGH
                                       SEPTEMBER 30,         SEPTEMBER 30,            SEPTEMBER 30,
                                           2004                  2003                     2004
                                      ---------------       ---------------          ---------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                $          1.00       $          1.00          $          1.00
                                      ---------------       ---------------          ---------------

INCOME FROM INVESTMENT
  OPERATIONS
    Net investment income                       0.002                 0.003                    0.007
    Net realized gain (loss) on
       investment transactions                  --(2)                 --(2)                    --(2)
                                      ---------------       ---------------          ---------------
        TOTAL INCOME FROM                       0.002                 0.003                    0.007
           INVESTMENT
           OPERATIONS

DISTRIBUTIONS TO
  SHAREHOLDERS
    Distributions from net
       investment income                       (0.002)               (0.003)                  (0.007)
                                      ---------------       ---------------          ---------------

NET ASSET VALUE, END OF
   PERIOD                             $          1.00       $          1.00          $          1.00
                                      ===============       ===============          ===============

TOTAL RETURN(5)                                  0.20%                 0.33%(3)                 0.74%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
       (000s omitted)                 $     1,262,297       $     3,314,898          $        93,728
    Ratios to average net assets:
       Expenses, net of waivers
          and/or reimbursements                  1.05%                 1.04%(4)                 0.45%(4)
       Expenses, before waivers
          and/or reimbursements                  1.08%                 1.16%(4)                 0.56%(4)
       Net investment income,
          net of waivers and/or
          reimbursements                         0.17%                 0.33%(4)                 0.81%(4)
       Net investment income,
          before waivers and/or
          reimbursements                         0.14%                 0.21%(4)                 0.70%(4)

(1)   Commencement of investment operations. (2) Less than $0.001.
(3) For the period October 7, 2002 (commencement of operations) through September 30, 2003 and not indicative of a full year's operation results.
(4)   Annualized.

   The accompanying notes are an integral part of these financial statements.

AR-44 | Annual Report

-----------------------------------------------------------------------------------


            GOVERNMENT                                       MUNICIPAL
         MONEY MARKET FUND                        MONEY MARKET FUND - SWEEP CLASS
-------------------------------------          -------------------------------------
                       FOR THE PERIOD                                FOR THE PERIOD
 FOR THE YEAR        OCTOBER 7, 2002(1)         FOR THE YEAR       OCTOBER 7, 2002(1)
     ENDED                THROUGH                  ENDED                THROUGH
 SEPTEMBER 30,         SEPTEMBER 30,            SEPTEMBER 30,         SEPTEMBER 30,
     2004                  2003                     2004                  2003
---------------       ---------------          ---------------       ---------------

$          1.00       $          1.00          $          1.00       $          1.00
---------------       ---------------          ---------------       ---------------



          0.001                 0.003                    0.002                 0.002

          --(2)                 --(2)                    --(2)                  --
---------------       ---------------          ---------------       ---------------
          0.001

          0.003                 0.002                    0.002




         (0.001)               (0.003)                  (0.002)               (0.002)
---------------       ---------------          ---------------       ---------------


$          1.00       $          1.00          $          1.00       $          1.00
===============       ===============          ===============       ===============

           0.14%                 0.27%(3)                 0.19%                 0.24%


$       334,082       $       379,538          $       644,228       $       597,185


           1.05%                 1.05%(4)                 0.94%                 0.92%(4)

           1.05%                 1.14%(4)                 1.02%                 1.10%(4)


           0.13%                 0.28%(4)                 0.19%                 0.23%(4)


           0.15%                 0.19%(4)                 0.11%                 0.05%(4)

(5) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one year are not annualized.
(6) Commencement of share class is November 9, 2003. (7) Commencement of share class is April 1, 2003.

                                                           Annual Report | AR-45

Financial Highlights (Concluded)
--------------------------------------------------------------------------------

                                                               MUNICIPAL
                                                   MONEY MARKET FUND - PREMIER CLASS
                                                  -----------------------------------
                                                                      FOR THE PERIOD
                                                    FOR THE YEAR      APRIL 1, 2003(1)
                                                       ENDED              THROUGH
                                                    SEPTEMBER 30,       SEPTEMBER 30,
                                                       2004                2003
                                                  ----------------    ---------------
 NET ASSET VALUE, BEGINNING OF PERIOD                  $   1.00           $   1.00
                                                  ----------------    ---------------

 INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                0.007              0.003
     Net realized gain (loss) on investment
        transactions                                        --(2)                 --
                                                  ----------------    ---------------
         TOTAL INCOME FROM INVESTMENT                     0.007              0.003
            OPERATIONS

 DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income           (0.007)            (0.003)
                                                  ----------------    ---------------

 NET ASSET VALUE, END OF PERIOD                        $   1.00           $   1.00
                                                  ================    ===============

 TOTAL RETURN(5)                                            0.67%              0.32%
 RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)          $  9,886           $  2,479
     Ratios to average net assets:
         Expenses, net of waivers and/or
            reimbursements                                  0.45%             0.42%(4)
         Expenses, before waivers and/or
            reimbursements                                  1.32%             1.38%(4)
         Net investment income, net of waivers
            and/or reimbursements                           0.71%             0.64%(4)
         Net investment income, before waivers
            and/or reimbursements                          (0.16)%          (0.32)%(4)

(1)   Commencement of share class is April 1, 2003. (2) Less than $0.001.
(3) For the period October 7, 2002 (commencement of operations) through September 30, 2003 and not indicative of a full year's operation results.
(4)   Annualized.
(5) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one year are not annualized.
(6)   Commencement of investment operations.


   The accompanying notes are an integral part of these financial statements.

AR-46 | Annual Report


------------------------------------------------------------------------------------

             CALIFORNIA                                      NEW YORK
     MUNICIPAL MONEY MARKET FUND                    MUNICIPAL MONEY MARKET FUND
-------------------------------------          -------------------------------------
                       FOR THE PERIOD                                FOR THE PERIOD
 FOR THE YEAR        OCTOBER 7, 2002(6)         FOR THE YEAR       OCTOBER 7, 2002(6)
     ENDED                THROUGH                  ENDED                THROUGH
 SEPTEMBER 30,         SEPTEMBER 30,            SEPTEMBER 30,         SEPTEMBER 30,
     2004                  2003                     2004                  2003
---------------       ---------------          ---------------       ---------------

$          1.00       $          1.00          $          1.00       $          1.00
---------------       ---------------          ---------------       ---------------


          0.002                 0.003                    0.002                 0.003

          --(2)                  --                      --(2)                  --
---------------       ---------------          ---------------       ---------------
          0.002
          0.002                 0.003                    0.003


         (0.002)               (0.003)                  (0.002)               (0.003)
---------------       ---------------          ---------------       ---------------

$          1.00       $          1.00          $          1.00       $          1.00
===============       ===============          ===============       ===============

           0.24%                 0.27%(3)                 0.19%                 0.25%(3)

$       542,164       $       518,355          $       142,151       $       132,455


           0.85%                 0.84%(4)                 0.90%                 0.88%(4)

           0.97%                 1.10%(4)                 0.96%                 1.22%(4)

           0.24%              0.26%(4                     0.19%                 0.24%(4)

           0.12%                 0.00%(4)                 0.14%               (0.10)%(4)












                                                           Annual Report | AR-47

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

1.  ORGANIZATION

E*TRADE Funds ("Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of September 30, 2004, the Trust consisted of nine operating series. These financial statements cover the five following series (each a "Fund" and collectively the "Funds") of the Trust: E*TRADE Money Market Fund ("Money Market Fund"), E*TRADE Government Money Market Fund ("Government Money Market Fund"), E*TRADE Municipal Money Market Fund ("Municipal Money Market Fund"), E*TRADE California Municipal Money Market Fund ("California Municipal Money Market Fund"), and the E*TRADE New York Municipal Money Market Fund ("New York Municipal Money Market Fund"). The Funds commenced operations on October 7, 2002. All of the Funds are diversified as defined under the 1940 Act.

INVESTMENT OBJECTIVE

The following is a summary of the investment objective of each Fund:

     o MONEY MARKET FUND - To provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments.

     o GOVERNMENT MONEY MARKET FUND - To provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements, backed by such obligations.

     o MUNICIPAL MONEY MARKET FUND - To provide investors with a high level of income that is exempt from federal income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities.

     o CALIFORNIA MUNICIPAL MONEY MARKET FUND - To provide a high level of income that is exempt from federal and California State income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities issued by the State of California, its agencies and instrumentalities and issuers exempt from federal income taxes and State of California income taxes.

     o NEW YORK MUNICIPAL MONEY MARKET FUND - To provide a high level of income that is exempt from federal and New York State income taxes, while preserving capital and liquidity. The Fund seeks to achieve its

AR-48 | Annual Report
          investment objective by investing in high-quality, short-term municipal securities issued by the State of New York, its agencies and instrumentalities and issuers exempt from federal income taxes and State of New York income taxes.

All Funds offer the Sweep Class of shares. The Money Market Fund and the Municipal Money Market Fund also offer the Premier Class of shares. Although investors' money will be invested in the same portfolio of securities no matter which class of shares of a Fund they buy, there are differences among the fees, expenses and services associated with each of the classes. All shares of the Funds have equal voting rights, except that the holders of the Sweep Class of shares have exclusive voting rights with respect to the Sweep Class distribution plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund values its portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Funds' Board of Trustees ("Board") believes this valuation method accurately reflects fair value. The amortized cost method of valuation seeks to maintain a stable net asset value ("NAV") per share of $1.00.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses that are attributable to a specific class of shares are charged directly to that class. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of that Fund. Income, expenses (other than expenses attributable to a specific class of shares) and realized and unrealized gains and losses on investments are allocated daily to each class based on the relative net assets of each class.

                                                           Annual Report | AR-49

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of each Fund are declared daily and paid monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the respective Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends or distributions paid during the year ended September 30, 2004 was as follows:

                                                                  California      New York
                                     Government     Municipal      Municipal      Municipal
                        Money          Money          Money          Money          Money
                        Market         Market         Market         Market         Market
                         Fund           Fund           Fund           Fund           Fund
                      ----------     ----------     ----------     ----------     ----------
Distributions
paid from:

Ordinary income       $3,979,904     $  478,776     $     --       $     --       $     --


Tax-exempt income           --             --        1,284,970      1,301,142        269,290

                      $3,979,904     $  478,776     $1,284,970     $1,301,142     $  269,290
                      ==========     ==========     ==========     ==========     ==========

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is each Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of September 30, 2004, for federal income tax purposes, the Money Market Fund has a capital loss carryforward of $1,292, expiring in 2012. For the year ended September 30, 2004, the Money Market Fund, Government Money Market Fund and the Municipal Money Market Fund have elected to defer $16,169, $127,821, and $320, respectively, of capital losses attributable to post-October losses.

AR-50 | Annual Report

At September 30, 2004, reclassifications were made to the capital accounts of the Government Money Market Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Current year net investment income, net realized losses, and net assets were not affected by these changes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation, serves as the investment advisor for each of the Funds pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of each Fund. For its services, ETAM receives an investment advisory fee equal to an annual rate of 0.12% of each Fund's average daily net assets.

ETAM also provides certain administrative services to the Funds pursuant to an Administrative Services Agreement with the Trust on behalf of the Funds. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL Corporation, both provide shareholder services to each Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a shareholder services fee equal to an annual rate of 0.25% of each Fund's average daily net assets in its Sweep Class, and, for the Municipal Money Market Fund and the Money Market Fund, 0.20% of the respective average daily net assets in its Premier Class. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for shareholder services provided by E*TRADE Securities to each Fund.

Pursuant to the Underwriting Agreement ("Distribution Agreement"), E*TRADE Securities serves as principal underwriter for the Funds. Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Sweep Class of Shares. The Plan permits the use of the assets of each Fund's Sweep Class of Shares to help finance the distribution of the Sweep Class of Shares of that Fund. Under the Plan, each Fund is permitted to pay to various services providers, including in particular, E*TRADE Securities, an annual distribution fee of up to 0.75% of the average daily net assets of the Sweep Class of Shares of that Fund as payment for services rendered in connection with the distribution and marketing of the Sweep Class of Shares of the Fund. Under the current Distribution Agreement, payments to E*TRADE Securities pursuant to the Plan have been set at an annual rate equal to the amounts set forth below:

                                                           Annual Report | AR-51

                                                               % of Average
                                                             Daily Net Assets
                                                             ----------------

    Money Market Fund                                               0.45%
    Government Money Market Fund                                    0.45
    Municipal Money Market Fund                                     0.40
    California Municipal Money Market Fund                          0.40
    New York Municipal Money Market Fund                            0.40

Prior to August 25, 2004, the distribution fee for Money Market Fund Sweep Class was 0.50%.

E*TRADE Securities is not compensated for its distribution services with respect to the Premier Class of Shares of the Money Market Fund and the Municipal Money Market Fund.

In the interest of limiting expenses of each Class of Shares, ETAM has entered into an Expense Limitation Agreement with the Funds through at least December 31, 2005. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of each Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of each Fund's business) are limited to the percentages as shown below:

                                                               % of Average
                                                             Daily Net Assets
                                                             ----------------

    Money Market Fund - Sweep Class                                 1.05%
    Money Market Fund - Premier Class                               0.45
    Government Money Market Fund - Sweep Class                      1.05
    Municipal Money Market Fund - Sweep Class                       0.94
    Municipal Money Market Fund - Premier Class                     0.45
    California Municipal Money Market Fund - Sweep Class            0.85
    New York Municipal Money Market Fund - Sweep Class              0.90

The Funds may at a later date reimburse ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Funds have reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits stated above. No reimbursement by any Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board of Trustees on a quarterly basis. The total amount of

AR-52 | Annual Report
reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Funds in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Funds have previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Funds. The amount eligible for reimbursement attributable to each Fund at September 30, 2004 is as follows:


                                                                   Amount
                                                                   ------

        Money Market Fund - Sweep Class                          $6,869,580
        Money Market Fund - Premier Class                           103,150
        Government Money Market Fund - Sweep Class                  274,033
        Municipal Money Market Fund - Sweep Class                 1,395,815
        Municipal Money Market Fund - Premier Class                  61,299
        California Municipal Money Market Fund - Sweep Class      1,834,213
        New York Municipal Money Market Fund - Sweep Class          471,610

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Funds. The Bank of New York serves as sub-administrator, fund accounting services agent and custodian for the Funds.

Included in the Statement of Operations under the caption "Custodian fee" are expense offsets of $1,451, $440, and $153 arising from credits on cash balances maintained on deposit for the Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, respectively.

4.  REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. Each Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Funds' custodian, or another custodian for purposes of repurchase agreement transactions only, has custody of, and holds in a segregated account, securities acquired as collateral by a Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

                                                           Annual Report | AR-53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund (the "Funds") (five of the nine operating series of the E*TRADE Funds) as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from October 7, 2002 (commencement of investment operations) to September 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Money Market Fund, E*TRADE Government Money Market Fund, E*TRADE Municipal Money Market Fund, E*TRADE California Municipal Money Market Fund and E*TRADE New York Municipal Money Market Fund as of September 30, 2004, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the year then ended and for the period from October 7, 2002 (commencement of investment operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
November 22, 2004

AR-54 | Annual Report

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of nine operating series.

                       NON-INTERESTED TRUSTEES

 -------------------------------------------------------------------------------------
 NAME, ADDRESS,         TERM OF OFFICE(1)    PRINCIPAL OCCUPATION(S)   OTHER
 AGE AND POSITION       AND LENGTH OF        DURING THE                DIRECTORSHIPS(3)
 HELD WITH TRUST        TIME SERVED          PAST FIVE YEARS           HELD
 -------------------    -----------------    ----------------------    ---------------
 Steven Grenadier       Since February       Mr. Grenadier is a        None
 4500 Bohannon          1999                 Professor of Finance
 Drive, Menlo Park,                          at the Graduate
 CA 94025                                    School of Business
 Age: 39                                     at Stanford
 Trustee                                     University, where he
                                             has been employed as
                                             a professor since
                                             1992.

 Cheryl A.              Since February       Ms. Burgermeister is      The Select
 Burgermeister          2004                 Trustee, Treasurer        Sector SPDR
 4500 Bohannon                               and Finance               Trust
 Drive, Menlo                                Committee Chairman
 Park, CA 94025                              of the
 Age: 52                                     Portland Community
 Trustee                                     College Foundation
                                             since 2001. She was a
                                             trustee of the Zero
                                             Gravity Internet Fund
                                             from 2000 to 2001. She
                                             was a director and
                                             Treasurer of the Crabbe
                                             Huson family of funds
                                             from 1988-1999.

 Ashley T. Rabun        Since February       Ms. Rabun is the          None
 4500 Bohannon          1999                 Founder and Chief
 Drive, Menlo Park,                          Executive Officer of
 CA 94025                                    Investor Reach,
 Age: 51                                     which is a
 Trustee                                     consulting firm
                                             specializing in
                                             marketing and
                                             distribution strategies
                                             for financial services
                                             companies formed in
                                             October 1996.

                                                           Annual Report | AR-55

 -------------------------------------------------------------------------------------
 NAME, ADDRESS,         TERM OF OFFICE(1)    PRINCIPAL OCCUPATION(S)   OTHER
 AGE AND POSITION       AND LENGTH OF        DURING THE                DIRECTORSHIPS(3)
 HELD WITH TRUST        TIME SERVED          PAST FIVE YEARS           HELD
 -------------------    -----------------    ----------------------    ---------------
 George J. Rebhan       Since December       Mr. Rebhan retired        Advisors
 4500 Bohannon          1999                 in December 1993,         Series Trust
 Drive, Menlo                                and prior to that he
 Park, CA 94025                              was President of
 Age: 69                                     Hotchkis and Wiley
 Chairman and                                Funds (investment
 Trustee                                     company) from 1985
                                             to 1993.

                         INTERESTED TRUSTEES

 -------------------------------------------------------------------------------------
 NAME, ADDRESS,         TERM OF OFFICE(1)    PRINCIPAL OCCUPATION(S)   OTHER
 AGE AND POSITION       AND LENGTH OF        DURING THE                DIRECTORSHIPS(3)
 HELD WITH TRUST        TIME SERVED          PAST FIVE YEARS           HELD
 -------------------    -----------------    ----------------------    ---------------

 Shelly J. Meyers(2)    Since February       Ms. Meyers is the         None
 4500 Bohannon          1999                 Manager, Chief
 Drive, Menlo Park,                          Executive Officer
 CA 94025                                    and founder of
 Age: 44                                     Meyers Capital
 Trustee                                     Management LLC, a
                                             registered
                                             investment adviser
                                             formed in January
                                             1996.

 Mitchell H.            Since February       Mr. Caplan is Chief       E*TRADE
 Caplan(2) 4500         2002                 Executive Officer of      FINANCIAL
 Bohannon Drive,                             E*TRADE FINANCIAL         Corporation
 Menlo Park, CA                              Corporation.  He
 94025                                       also is a director
 Age: 47                                     or officer of
 Trustee                                     various affiliates
                                             of E*TRADE FINANCIAL
                                             Corporation, including
                                             Director of ETAM and
                                             E*TRADE Global Asset
                                             Management, Inc. He
                                             previously served as
                                             Vice Chairman of the
                                             Board of Directors,
                                             President and Chief
                                             Executive Officer of
                                             Telebanc Financial
                                             Corporation and
                                             Telebank (renamed
                                             E*TRADE Bank) from
                                             1993-2000.






AR-56 | Annual Report

                                    OFFICERS

 -------------------------------------------------------------------------------------
 NAME, ADDRESS,         TERM OF OFFICE(1)    PRINCIPAL OCCUPATION(S)   OTHER
 AGE AND POSITION       AND LENGTH OF        DURING THE                DIRECTORSHIPS(3)
 HELD WITH TRUST        TIME SERVED          PAST FIVE YEARS           HELD
 -------------------    -----------------    ----------------------    ---------------
 Dennis Webb            Since May 2004       Dennis Webb is            Not applicable
 4500 Bohannon                               responsible for the
 Drive, Menlo Park,                          integration,
 CA 94025                                    development and
 Age: 39                                     management of E*TRADE
 President                                   FINANCIAL's Capital
                                             Markets group, which
                                             includes portfolio
                                             management for E*TRADE
                                             Bank, secondary
                                             marketing for E*TRADE
                                             Mortgage, funds
                                             management for a
                                             portion of E*TRADE
                                             mutual funds, and the
                                             CDO business. E*TRADE
                                             Bank has approximately
                                             $22 billion in assets.

                                             Prior to his
                                             appointment to
                                             Executive Vice
                                             President, Mr. Webb was
                                             the Chief Executive
                                             Officer of E*TRADE
                                             Global Asset Management
                                             (ETGAM). Mr. Webb has
                                             also been Chairman of
                                             E*TRADE Bank's Asset
                                             and Liability Committee
                                             (ALCO) and was
                                             responsible for the
                                             Bank's $15 billion
                                             derivative portfolio
                                             until he joined ETGAM
                                             in June 2001.

                                             Mr. Webb has nearly 18
                                             years experience in
                                             banking and portfolio
                                             management. Prior to
                                             joining E*TRADE in
                                             2000, he was the Senior
                                             Vice President of
                                             Asset/Liability
                                             Management of Allfirst
                                             Bank, an $18 billion
                                             regional bank based in
                                             Baltimore, Maryland.

                                                           Annual Report | AR-57

 -------------------------------------------------------------------------------------
 NAME, ADDRESS,         TERM OF OFFICE(1)    PRINCIPAL OCCUPATION(S)   OTHER
 AGE AND POSITION       AND LENGTH OF        DURING THE                DIRECTORSHIPS(3)
 HELD WITH TRUST        TIME SERVED          PAST FIVE YEARS           HELD
 -------------------    -----------------    ----------------------    ---------------
 Elizabeth Gottfried    Since November       Ms. Gottfried is Vice     Not applicable
 4500 Bohannon Drive,   2000                 President of E*TRADE
 Menlo Park, CA 94025                        Asset Management. She
 Age: 44                                     is also a Business
 Vice President and                          Manager of E*TRADE
 Treasurer                                   Global Asset
                                             Management, Inc. Ms.
                                             Gottfried joined
                                             E*TRADE in September
                                             2000. Prior to that,
                                             she worked at Wells
                                             Fargo Bank from 1984 to
                                             2000 and managed
                                             various areas of Wells
                                             Fargo's mutual fund
                                             group.

 Marc. R. Duffy         Since February       Mr. Duffy joined          Not applicable
 4500 Bohannon          2004                 E*TRADE in January
 Drive, Menlo Park,                          2004.  Prior to that,
 CA 94025                                    he worked at Legg
 Age: 46                                     Mason Wood Walker,
 Vice President,                             Inc. from 1999 to 2003
 Secretary and                               and was responsible
 Chief Legal Officer                         for legal issues
                                             related to the Legg
                                             Mason mutual funds.

 (1) Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.
 (2) Ms. Meyers may be considered an "interested person" (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of ETAM, investment adviser to the Funds. Mr. Caplan may be considered an "interested person" of the Trust because he is a director and officer of E*TRADE FINANCIAL Corporation.
 (3) Directorships include public companies and any company registered as an investment company.

AR-58 | Annual Report

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at WWW.ETRADEFUNDS.ETRADE.COM or by calling our toll-free number at (800) 786-2575.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at (800) 786-2575. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at WWW.ETRADEFUNDS.ETRADE.COM (click on the "Money Market" tab, then "Prospectus" and "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at WWW.SEC.GOV.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at
(800) 786-2575; (ii) by visiting the "E*TRADE Funds website at WWW.ETRADEFUNDS.ETRADE.COM (click on the "Money Market" tab); or (iii) accessing the Funds' Form N-PX on the Commission's website at WWW.SEC.GOV.

QUARTERLY PORTFOLIOS

Beginning December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the E*TRADE Funds website at WWW.ETRADEFUNDS.ETRADE.COM and Commission's website at WWW.SEC.GOV. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.






















                                                           Annual Report | AR-59

                                                               -----------------
[LOGO]                                                         |   Prsrt Std   |
E*TRADE(R)                                                     |  U.S. Postage |
FINANCIAL                                                      |     PAID      |
      E*TRADE Securities LLC                                   | Claysburg, PA |
      PO Box 989030                                            |  Permit No. 6 |
      West Sacramento, CA 95798-9904                           -----------------

ITEM 2. CODE OF ETHICS.

E*TRADE Funds ("Funds" or "Registrant") has adopted a code of ethics that applies to the Registrant's President and Treasurer. No waivers or amendments have been granted or approved during the period covered by this report.

The code of ethics has been attached hereto as Exhibit 11(a)(1.).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' Board of Trustees ("Board") has determined that the Fund have at least one Audit Committee Financial Expert ("ACFE") serving on the Funds' Audit Committee. On November 16, 2004, the Board determined that Cheryl A. Burgermeister, who recently joined the Board, qualifies and should be the Funds' "ACFE", and is "independent" (as each term in defined in Item 3 of Form N-CSR). Ms. Burgermeister, also an Independence Trustee, has acquired the attributes of an ACFE as a result of, among other things, her position as treasurer and finance committee chairman of a community college foundation and as a treasurer of a registered investment management company. Ms. Burgermeister is also a certified public accountant.

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

         Fees billed to Funds:
                           2004: $111,000
                           2003: $ 93,707

         Fees billed to Funds Investment Adviser and other affiliates:
                           2004: $0
                           2003: $0

b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

         Fees billed to Funds:
                           2004: $0
                           2003: $60,686

         Fees billed to Funds Investment Adviser and other affiliates:
                           2004: $0
                           2003: $0

c) Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

         Fees billed to Funds:
                           2004: $12,750
                           2003: $13,750

         Fees billed to Funds Investment Adviser and other affiliates:
                           2004: $0
                           2003: $0

d) All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

         Fees billed to Funds:
                           2004: $0
                           2003: $0

         Fees billed to Funds Investment Adviser and other affiliates:
                           2004: $0
                           2003: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(1) Pursuant to the Funds' Audit Committee Charter ("Charter"), the Audit Committee is responsible for approving in advance the firm to be employed as the Funds' independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the Funds, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with the investment adviser that provides services to the Funds to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the Funds. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the Funds, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by the Funds' independent auditors to the Funds' investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds), and any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the services relate directly to the operations and financial reporting of the Funds.

Pre-approval of any permissible non-audit service is not required provided that
(1) the aggregate amount paid to the independent auditor for such non-audit services during the fiscal year in which such non-audit services are provided does not constitute more that five percent of the total amount of revenues paid to the independent auditor with respect to audit services for the Funds and permissible ongoing non-audit services for the Funds or any investment adviser to the Funds and permissible ongoing non-audit services for the Funds or any investment adviser to the Funds (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with such investment adviser that provides services to the Funds, (2) such services were not recognized by the Funds at the time of engagement to be non-audit services, and (3) such services are promptly brought to the attention of the Audit Committee of the Funds and approved prior to the completion of the audit by the Audit Committee or its delegate(s).

(2) No services included in (b) - (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) The Funds' Audit Committee has determined that the non-audit services the Funds' principal accountant has rendered to the Funds' investment adviser and any entity controlling, controlled by, or under common control with the Funds' investment adviser that provides ongoing services to the Funds that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the Funds were compatible with maintaining the Funds' principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has approved certain amendments to the charter of its Compensation and Nominating Committee ("Committee") in order to include a process by which the Committee will consider, as needed, candidates for nomination as members of the Board, including recommendations of nominees submitted to the Committee by Fund shareholders. The procedures to be followed by Fund shareholders in submitting a recommendation to the Committee for its consideration are based on procedures and eligibility standards in proposed Rule 14a-11 under the Securities Exchange Act of 1934. Prior to the adoption of such amendments to the charter for the Committee, the Committee was not required to consider nominees recommended by Fund shareholders.

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation on November 24, 2004 the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

ITEM 11. EXHIBITS.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(a) (2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:
     Attached hereto.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c1) sent to given during the period covered by the report by or on behalf of the registrant to 10 or more persons. N/A

(b) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) E*TRADE Funds
             -------------

By (Signature and Title)*        /s/ Dennis Webb
                                 ------------------------------
                                 Dennis Webb, President

Date: November 24, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Dennis Webb
                                 ------------------------------
                                 Dennis Webb, President

Date: November 24, 2004
      -----------------


By (Signature and Title)*        /s/ Elizabeth Gottfried
                                 ------------------------------
                                 Elizabeth Gottfried, Treasurer

Date: November 24, 2004
      -----------------

* Print the name and title of each signing officer under his or her signature.